AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 79.7%
Common Stocks — 34.2%
Aerospace & Defense — 0.5%
Airbus SE (France)*	60,161	$7,274,079
General Dynamics Corp.	8,875	2,140,472
Northrop Grumman Corp.	5,079	2,271,430
Raytheon Technologies Corp.	34,994	3,466,856
Safran SA (France)	38,625	4,547,184
Woodward, Inc.(a)	9,823	1,226,991
		20,927,012
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	77,004	3,679,805
FedEx Corp.	10,066	2,329,172
		6,008,977
Airlines — 0.1%
Alaska Air Group, Inc.*	15,876	920,967
Southwest Airlines Co.*(a)	54,562	2,498,940
Wizz Air Holdings PLC (Switzerland), 144A*	8,101	303,184
		3,723,091
Auto Components — 0.1%
Bridgestone Corp. (Japan)	71,300	2,758,965
Minth Group Ltd. (China)	110,000	267,456
		3,026,421
Automobiles — 0.5%
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	546,000	450,153
Honda Motor Co. Ltd. (Japan)	93,200	2,638,324
Kia Corp. (South Korea)	12,748	771,660
Stellantis NV	193,020	3,123,510
Tesla, Inc.*	13,892	14,970,019
Thor Industries, Inc.(a)	10,944	861,293
XPeng, Inc. (China) (Class A Stock)*	15,906	220,913
		23,035,872
Banks — 3.0%
Banco Santander Chile (Chile)	6,930,591	390,308
Bank Central Asia Tbk PT (Indonesia)	13,135,200	7,303,414
Bank of America Corp.	442,249	18,229,504
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,923,372	1,268,468
Capitec Bank Holdings Ltd. (South Africa)	5,242	837,297
China Construction Bank Corp. (China) (Class H Stock)	2,492,000	1,863,571
China Merchants Bank Co. Ltd. (China) (Class H Stock)	189,000	1,470,859
Citigroup, Inc.	88,488	4,725,259
Citizens Financial Group, Inc.	71,243	3,229,445
Commerce Bancshares, Inc.(a)	12,160	870,534
Credicorp Ltd. (Peru)	7,738	1,329,930
Credit Agricole SA (France)	291,890	3,495,047
Cullen/Frost Bankers, Inc.(a)	6,865	950,185
DBS Group Holdings Ltd. (Singapore)	529,100	13,892,132
First Republic Bank	8,521	1,381,254
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	213,710	$1,609,755
HDFC Bank Ltd. (India)	56,053	1,082,405
HDFC Bank Ltd. (India), ADR	123,761	7,590,262
Itau Unibanco Holding SA (Brazil), ADR	123,636	705,962
KB Financial Group, Inc. (South Korea)	19,250	966,240
KBC Group NV (Belgium)	173,730	12,485,080
M&T Bank Corp.(a)	26,528	4,496,496
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	26,225	202,457
Ping An Bank Co. Ltd. (China) (Class A Stock)	328,800	791,663
PNC Financial Services Group, Inc. (The)	17,759	3,275,647
ServisFirst Bancshares, Inc.(a)	10,603	1,010,360
Siam Commercial Bank PCL (The) (Thailand), NVDR	131,500	448,128
Signature Bank	10,432	3,061,688
SVB Financial Group*	5,434	3,040,051
TCS Group Holding PLC (Russia), GDR^	5,848	1
Toronto-Dominion Bank (The) (Canada)	116,579	9,249,667
Truist Financial Corp.	135,079	7,658,979
U.S. Bancorp	42,673	2,268,070
Wells Fargo & Co.	174,541	8,458,257
Western Alliance Bancorp	18,349	1,519,664
Wintrust Financial Corp.	9,262	860,718
		132,018,757
Beverages — 0.7%
Budweiser Brewing Co. APAC Ltd. (China), 144A	225,400	595,937
Carlsberg A/S (Denmark) (Class B Stock)	48,102	5,894,145
Chongqing Brewery Co. Ltd. (China) (Class A Stock)*	22,900	385,072
Coca-Cola Co. (The)	72,611	4,501,882
Constellation Brands, Inc. (Class A Stock)	28,511	6,566,654
Diageo PLC (United Kingdom)	207,475	10,504,252
Keurig Dr. Pepper, Inc.	35,654	1,351,287
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,738	467,220
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	12,400	300,309
		30,566,758
Biotechnology — 0.9%
AbbVie, Inc.	112,254	18,197,496
Alnylam Pharmaceuticals, Inc.*	10,085	1,646,780
Exact Sciences Corp.*(a)	14,445	1,009,995
Exelixis, Inc.*	47,849	1,084,737
Horizon Therapeutics PLC*	22,644	2,382,375
Natera, Inc.*	15,921	647,666
Regeneron Pharmaceuticals, Inc.*	16,081	11,231,292
Sinovac Biotech Ltd. (China)*^	3,000	19,513
A1

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	17,422	$4,546,619
		40,766,473
Building Products — 0.4%
Carlisle Cos., Inc.	7,335	1,803,823
Fortune Brands Home & Security, Inc.	33,150	2,462,382
Hayward Holdings, Inc.*(a)	50,617	841,254
Lennox International, Inc.	4,002	1,031,956
Simpson Manufacturing Co., Inc.	3,743	408,137
Trane Technologies PLC	55,710	8,506,917
		15,054,469
Capital Markets — 1.0%
BlackRock, Inc.	2,194	1,676,589
Blackstone, Inc.	25,103	3,186,575
Cboe Global Markets, Inc.	8,308	950,601
Charles Schwab Corp. (The)	66,444	5,601,894
Evercore, Inc. (Class A Stock)	8,652	963,141
FactSet Research Systems, Inc.	3,398	1,475,242
Focus Financial Partners, Inc. (Class A Stock)*	26,375	1,206,392
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	132,835	6,233,815
Invesco Ltd.	60,990	1,406,429
KIWOOM Securities Co. Ltd. (South Korea)	4,157	337,295
LPL Financial Holdings, Inc.	11,289	2,062,274
Moelis & Co. (Class A Stock)	22,564	1,059,380
Morgan Stanley	20,558	1,796,769
Morningstar, Inc.	4,849	1,324,601
Northern Trust Corp.	17,715	2,062,912
S&P Global, Inc.	7,822	3,208,428
State Street Corp.	60,341	5,256,908
StepStone Group, Inc. (Class A Stock)	38,145	1,261,074
T. Rowe Price Group, Inc.	11,521	1,741,860
XP, Inc. (Brazil) (Class A Stock)*(a)	16,209	487,891
		43,300,070
Chemicals — 0.5%
Aarti Industries Ltd. (India)	34,896	439,243
Axalta Coating Systems Ltd.*	75,503	1,855,864
Celanese Corp.	3,987	569,623
Eastman Chemical Co.	37,266	4,176,028
LG Chem Ltd. (South Korea)	2,430	1,058,674
Linde PLC (United Kingdom)	24,188	7,724,694
Shin-Etsu Chemical Co. Ltd. (Japan)	26,100	3,981,042
Skshu Paint Co. Ltd. (China) (Class A Stock)	24,600	342,944
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	36,400	460,952
Yunnan Energy New Material Co. Ltd. (China) (Class A Stock)	11,400	392,783
		21,001,847
Commercial Services & Supplies — 0.2%
Copart, Inc.*	18,999	2,383,805
Driven Brands Holdings, Inc.*	38,671	1,016,274
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
IAA, Inc.*	25,378	$970,708
MSA Safety, Inc.	9,114	1,209,428
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	18,393	1,085,739
Stericycle, Inc.*(a)	19,820	1,167,794
Waste Connections, Inc.	14,313	1,999,526
		9,833,274
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	54,000	416,548
Arista Networks, Inc.*	13,640	1,895,687
Cisco Systems, Inc.	26,927	1,501,450
CommScope Holding Co., Inc.*	64,988	512,106
		4,325,791
Construction & Engineering — 0.5%
Quanta Services, Inc.	28,811	3,791,816
Vinci SA (France)	132,850	13,609,003
WillScot Mobile Mini Holdings Corp.*	56,984	2,229,784
		19,630,603
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	6,191	2,382,854
Consumer Finance — 0.3%
American Express Co.	53,266	9,960,742
Capital One Financial Corp.	33,175	4,355,546
Shriram Transport Finance Co. Ltd. (India)	34,644	516,619
		14,832,907
Containers & Packaging — 0.2%
AptarGroup, Inc.	12,590	1,479,325
Crown Holdings, Inc.	10,430	1,304,688
Packaging Corp. of America	18,162	2,835,270
Westrock Co.	33,230	1,562,807
		7,182,090
Distributors — 0.1%
LKQ Corp.	34,475	1,565,510
Pool Corp.	3,927	1,660,532
		3,226,042
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	21,886	2,904,053
SAL TopCo LLC*^	15,668	35,254
		2,939,307
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	20,565	7,257,594
Chailease Holding Co. Ltd. (Taiwan)	64,030	562,643
FirstRand Ltd. (South Africa)	236,666	1,249,552
		9,069,789
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.*	1	28

A2

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Hellenic Telecommunications Organization SA (Greece)	26,895	$486,629
Verizon Communications, Inc.	87,269	4,445,483
Windstream Holdings, Inc.*^	386	4,439
		4,936,579
Electric Utilities — 0.5%
American Electric Power Co., Inc.	18,249	1,820,703
Edison International	21,312	1,493,971
Entergy Corp.	13,055	1,524,171
Iberdrola SA (Spain)	625,404	6,832,362
NextEra Energy, Inc.	91,541	7,754,438
PG&E Corp.*	68,183	814,105
Xcel Energy, Inc.	43,558	3,143,581
		23,383,331
Electrical Equipment — 0.4%
AMETEK, Inc.	16,644	2,216,648
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	6,100	487,260
Eaton Corp. PLC	46,546	7,063,821
Generac Holdings, Inc.*	10,790	3,207,435
Schneider Electric SE	32,365	5,434,107
Shanghai Liangxin Electrical Co. Ltd. (China) (Class A Stock)	77,180	146,245
		18,555,516
Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp.	16,401	1,265,337
Jade Bird Fire Co. Ltd. (China) (Class A Stock)	57,668	376,456
Keyence Corp. (Japan)	11,272	5,248,731
Keysight Technologies, Inc.*	10,573	1,670,217
Sunny Optical Technology Group Co. Ltd. (China)	25,500	406,642
TD SYNNEX Corp.	19,224	1,984,109
Zebra Technologies Corp. (Class A Stock)*	3,058	1,265,095
		12,216,587
Energy Equipment & Services — 0.1%
Baker Hughes Co.	96,215	3,503,188
Entertainment — 0.2%
JYP Entertainment Corp. (South Korea)	13,916	698,466
NCSoft Corp. (South Korea)	777	297,226
NetEase, Inc. (China)	54,600	971,153
ROBLOX Corp. (Class A Stock)*(a)	10,370	479,509
Sea Ltd. (Taiwan), ADR*	29,071	3,482,415
Walt Disney Co. (The)*	4,857	666,186
		6,594,955
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Campus Communities, Inc.	23,423	1,310,985
American Homes 4 Rent (Class A Stock)	34,911	1,397,487
Apple Hospitality REIT, Inc.	55,359	994,801
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Property Group, Inc.	79,808	$2,059,844
CubeSmart	19,014	989,298
EastGroup Properties, Inc.	6,288	1,278,225
Federal Realty Investment Trust(a)	11,937	1,457,150
JBG SMITH Properties	34,163	998,243
Kimco Realty Corp.	103,177	2,548,472
Lamar Advertising Co. (Class A Stock)	6,125	711,603
Mid-America Apartment Communities, Inc.	13,271	2,779,611
National Retail Properties, Inc.	28,333	1,273,285
Outfront Media, Inc.	35,017	995,533
Prologis, Inc.	27,353	4,416,962
Public Storage	2,604	1,016,289
Rayonier, Inc.	52,841	2,172,822
Sun Communities, Inc.(a)	15,169	2,658,974
Welltower, Inc.(a)	9,305	894,583
Weyerhaeuser Co.	80,164	3,038,216
		32,992,383
Food & Staples Retailing — 0.2%
Bid Corp. Ltd. (South Africa)	27,288	593,950
BJ’s Wholesale Club Holdings, Inc.*	28,005	1,893,418
Casey’s General Stores, Inc.	5,840	1,157,313
Clicks Group Ltd. (South Africa)	34,965	738,961
Dino Polska SA (Poland), 144A*	6,742	544,489
Performance Food Group Co.*	31,122	1,584,421
Raia Drogasil SA (Brazil)	90,578	455,454
Sysco Corp.(a)	20,334	1,660,271
Wal-Mart de Mexico SAB de CV (Mexico)	303,559	1,243,997
		9,872,274
Food Products — 0.5%
Britannia Industries Ltd. (India)	11,541	486,622
Chongqing Fuling Zhacai Group Co. Ltd. (China) (Class A Stock)	80,100	407,422
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	48,448	663,865
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	122,600	708,715
Kraft Heinz Co. (The)	59,379	2,338,939
Lamb Weston Holdings, Inc.(a)	20,266	1,214,136
Nestle SA (Switzerland)	105,660	13,718,566
Post Holdings, Inc.*(a)	27,553	1,908,321
Tongwei Co. Ltd. (China) (Class A Stock)	94,200	628,083
		22,074,669
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	11,906	1,422,648
Kunlun Energy Co. Ltd. (China)	574,000	497,982
		1,920,630
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.*	205,170	9,086,979
Coloplast A/S (Denmark) (Class B Stock)	30,357	4,616,330

A3

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Cooper Cos., Inc. (The)	5,288	$2,208,216
Dexcom, Inc.*	3,797	1,942,545
Hoya Corp. (Japan)	31,800	3,590,061
ICU Medical, Inc.*	4,924	1,096,279
Insulet Corp.*	4,990	1,329,286
Intuitive Surgical, Inc.*	7,711	2,326,254
Medtronic PLC	13,581	1,506,812
Ortho Clinical Diagnostics Holdings PLC*	48,169	898,834
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	8,300	400,194
STERIS PLC	6,578	1,590,363
Zimmer Biomet Holdings, Inc.	71,332	9,123,363
		39,715,516
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	19,275	2,982,035
Apollo Hospitals Enterprise Ltd. (India)	11,172	665,074
Centene Corp.*	18,285	1,539,414
Chemed Corp.	2,741	1,388,454
Cigna Corp.	5,822	1,395,009
CVS Health Corp.	32,200	3,258,962
Encompass Health Corp.	21,713	1,544,011
HCA Healthcare, Inc.	3,565	893,460
HealthEquity, Inc.*(a)	17,814	1,201,376
McKesson Corp.	6,921	2,118,726
Molina Healthcare, Inc.*	6,111	2,038,569
UnitedHealth Group, Inc.	35,884	18,299,764
		37,324,854
Health Care Technology — 0.0%
Certara, Inc.*	35,621	765,139
Definitive Healthcare Corp.*(a)	23,957	590,540
		1,355,679
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. (Class A Stock)*	3,843	660,074
Booking Holdings, Inc.*	4,090	9,605,160
Cracker Barrel Old Country Store, Inc.(a)	6,953	825,530
Hilton Worldwide Holdings, Inc.*	15,467	2,346,962
Huazhu Group Ltd. (China)	123,900	416,498
Marriott International, Inc. (Class A Stock)*	49,017	8,614,738
McDonald’s Corp.	40,824	10,094,959
Planet Fitness, Inc. (Class A Stock)*	13,675	1,155,264
Royal Caribbean Cruises Ltd.*(a)	23,454	1,964,976
Sands China Ltd. (Macau)*	108,800	259,583
Vail Resorts, Inc.	5,634	1,466,361
Wendy’s Co. (The)	55,382	1,216,742
		38,626,847
Household Durables — 0.4%
Garmin Ltd.	11,268	1,336,498
Haier Smart Home Co. Ltd. (China) (Class H Stock)	260,800	837,081
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	$102,406
Mohawk Industries, Inc.*	14,407	1,789,349
Newell Brands, Inc.	79,278	1,697,342
Oppein Home Group, Inc. (China) (Class A Stock)	21,900	402,122
Persimmon PLC (United Kingdom)	134,679	3,787,053
Sony Group Corp. (Japan)	70,863	7,296,497
		17,248,348
Household Products — 0.2%
Energizer Holdings, Inc.	40,216	1,237,044
Procter & Gamble Co. (The)	46,841	7,157,305
Reynolds Consumer Products, Inc.	34,552	1,013,756
		9,408,105
Independent Power & Renewable Electricity Producers — 0.0%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	196,000	440,852
Vistra Corp.	61	1,418
		442,270
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	9,598	1,867,579
Insurance — 1.4%
AIA Group Ltd. (Hong Kong)	985,474	10,288,651
Alleghany Corp.*	2,200	1,863,400
Allianz SE (Germany)	49,396	11,770,377
American International Group, Inc.	17,882	1,122,453
Chubb Ltd.	11,134	2,381,563
CNA Financial Corp.	18,939	920,814
Fairfax Financial Holdings Ltd. (Canada) (OOTC)(a)	2,285	1,244,708
Fairfax Financial Holdings Ltd. (Canada) (XTSE)	1,326	723,411
Hartford Financial Services Group, Inc. (The)	26,568	1,907,848
HDFC Life Insurance Co. Ltd. (India), 144A	64,895	460,109
ICICI Prudential Life Insurance Co. Ltd. (India), 144A	59,420	391,794
Kinsale Capital Group, Inc.	7,108	1,620,766
Loews Corp.	75,604	4,900,651
Marsh & McLennan Cos., Inc.	7,371	1,256,166
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	151,000	1,061,615
Porto Seguro SA (Brazil)	135,820	603,353
Progressive Corp. (The)	102,166	11,645,902
Prudential PLC (United Kingdom)	38,659	571,797
RLI Corp.	13,886	1,536,208
Sanlam Ltd. (South Africa)	110,750	546,167
Travelers Cos., Inc. (The)	27,576	5,038,962
		61,856,715
Interactive Media & Services — 1.2%
Alphabet, Inc. (Class C Stock)*	6,684	18,668,345
Bumble, Inc. (Class A Stock)*	52,278	1,515,016

A4

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
IAC/InterActiveCorp*	11,293	$1,132,462
Meta Platforms, Inc. (Class A Stock)*	60,166	13,378,512
MYT Holding LLC (Class B Stock)*^	93,730	164,337
NAVER Corp. (South Korea)	2,050	572,121
Snap, Inc. (Class A Stock)*	141,637	5,097,516
Tencent Holdings Ltd. (China)	249,100	11,623,262
		52,151,571
Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. (China)*	364,822	4,945,798
Amazon.com, Inc.*	11,272	36,746,156
Delivery Hero SE (Saudi Arabia), 144A*	37,717	1,654,938
JD.com, Inc. (China) (Class A Stock)*	48,469	1,397,609
Meituan (China) (Class B Stock), 144A*	70,700	1,362,395
Naspers Ltd. (South Africa) (Class N Stock)	3,026	343,270
		46,450,166
IT Services — 1.0%
Adyen NV (Netherlands), 144A*	1,735	3,436,406
Broadridge Financial Solutions, Inc.	8,546	1,330,698
Capgemini SE (France)	49,766	11,069,718
EPAM Systems, Inc.*	2,126	630,593
FleetCor Technologies, Inc.*	6,309	1,571,320
Global Payments, Inc.	12,468	1,706,121
Infosys Ltd. (India)	76,212	1,912,239
International Business Machines Corp.	14,740	1,916,495
Jack Henry & Associates, Inc.	5,460	1,075,893
Kyndryl Holdings, Inc.*	40,607	532,764
Mastercard, Inc. (Class A Stock)	38,083	13,610,102
MongoDB, Inc.*	3,570	1,583,616
WEX, Inc.*	9,575	1,708,659
		42,084,624
Leisure Products — 0.0%
Brunswick Corp.	17,361	1,404,331
Life Sciences Tools & Services — 0.3%
Lonza Group AG (Switzerland)	8,127	5,883,610
Mettler-Toledo International, Inc.*	798	1,095,806
Pharmaron Beijing Co. Ltd. (China) (Class H Stock), 144A	30,700	368,969
Syneos Health, Inc.*	17,125	1,386,269
Thermo Fisher Scientific, Inc.	3,491	2,061,959
West Pharmaceutical Services, Inc.	3,459	1,420,646
Wuxi Biologics Cayman, Inc. (China), 144A*	105,500	862,717
		13,079,976
Machinery — 1.0%
Atlas Copco AB (Sweden) (Class A Stock)	96,244	4,994,928
Deere & Co.	8,681	3,606,608
Douglas Dynamics, Inc.	13,143	454,616
Dover Corp.	18,012	2,826,083
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Han’s Laser Technology Industry Group Co. Ltd. (China) (Class A Stock)	100,300	$601,895
Hillman Solutions Corp.*	85,408	1,014,647
IDEX Corp.	7,149	1,370,678
Ingersoll Rand, Inc.	144,650	7,283,128
ITT, Inc.	16,795	1,263,152
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	14,200	115,661
Kone OYJ (Finland) (Class B Stock)	28,726	1,505,392
Lincoln Electric Holdings, Inc.	14,741	2,031,457
Nordson Corp.	6,352	1,442,412
RBC Bearings, Inc.*(a)	7,605	1,474,457
Snap-on, Inc.	4,522	929,181
Stanley Black & Decker, Inc.(a)	8,959	1,252,379
Techtronic Industries Co. Ltd. (Hong Kong)	33,500	538,882
Timken Co. (The)(a)	12,210	741,147
Toro Co. (The)	19,805	1,693,129
Volvo AB (Sweden) (Class B Stock)	341,171	6,329,830
		41,469,662
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*(a)	11,423	6,231,475
DISH Network Corp. (Class A Stock)*	40,642	1,286,319
Liberty Broadband Corp. (Class C Stock)*	14,448	1,955,103
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	40,005	1,829,429
Nexstar Media Group, Inc. (Class A Stock)	8,068	1,520,657
		12,822,983
Metals & Mining — 0.6%
Anglo American PLC (South Africa)	216,642	11,374,238
AngloGold Ashanti Ltd. (Tanzania)	10,031	239,846
AngloGold Ashanti Ltd. (Tanzania), ADR	2,537	60,102
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	355,600	376,180
BHP Group Ltd. (Australia)	290,231	11,113,161
Freeport-McMoRan, Inc.	41,262	2,052,372
Rio Tinto PLC (Australia)	14,526	1,153,945
Severstal PAO (Russia), GDR^	17,534	2
Vale SA (Brazil)	26,656	534,794
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	368,000	562,165
		27,466,805
Multiline Retail — 0.1%
Claire’s Private Placement*^	406	121,800
Dollar General Corp.	9,292	2,068,678
Kohl’s Corp.	36,793	2,224,505
Lojas Renner SA (Brazil)	96,561	560,174
Magazine Luiza SA (Brazil)	167,893	241,557

A5

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Pepco Group NV (United Kingdom), 144A*	45,454	$483,678
		5,700,392
Multi-Utilities — 0.2%
RWE AG (Germany)	185,514	8,080,156
Oil, Gas & Consumable Fuels — 1.3%
BP PLC (United Kingdom)	872,631	4,259,256
Cheniere Energy, Inc.	6,955	964,311
Chesapeake Energy Corp.	42	3,654
Chevron Corp.	58,589	9,540,047
ConocoPhillips	100,019	10,001,900
Coterra Energy, Inc.	89,728	2,419,964
Diamondback Energy, Inc.	8,180	1,121,314
EOG Resources, Inc.	23,690	2,824,559
EP Energy Corp.*	7,216	685,520
Kinder Morgan, Inc.	116,531	2,203,601
Marathon Petroleum Corp.	15,792	1,350,216
Petronet LNG Ltd. (India)	165,661	422,891
Phillips 66	22,388	1,934,099
PTT Exploration & Production PCL (Thailand)	116,400	503,282
Reliance Industries Ltd. (India)	45,574	1,579,686
Shell PLC (Netherlands)	436,419	11,990,139
S-Oil Corp. (South Korea)	10,622	847,352
Thai Oil PCL (Thailand)	456,100	708,061
Williams Cos., Inc. (The)	66,862	2,233,859
		55,593,711
Paper & Forest Products — 0.0%
Suzano SA (Brazil)	48,011	557,148
Personal Products — 0.2%
BellRing Brands, Inc.*(a)	36,584	844,359
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,218	1,693,286
Hindustan Unilever Ltd. (India)	29,481	795,633
LG Household & Health Care Ltd. (South Korea)	405	286,224
L’Oreal SA (France)	16,529	6,622,837
		10,242,339
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	184,980	13,509,090
Catalent, Inc.*	33,497	3,714,817
Jazz Pharmaceuticals PLC*	10,881	1,693,845
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	50,065	288,947
Johnson & Johnson	20,113	3,564,627
Kyowa Kirin Co. Ltd. (Japan)	39,900	927,573
Merck & Co., Inc.	18,446	1,513,494
Novo Nordisk A/S (Denmark) (Class B Stock)	171,371	19,026,376
Organon & Co.	18,925	661,050
Roche Holding AG (Switzerland)	25,325	10,021,107
Royalty Pharma PLC (Class A Stock)	23,157	902,197
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.	54,016	$587,694
		56,410,817
Professional Services — 0.4%
Equifax, Inc.	8,143	1,930,705
Leidos Holdings, Inc.	19,967	2,156,835
RELX PLC (United Kingdom)	245,152	7,632,959
SGS SA (Switzerland)	1,772	4,916,803
TransUnion	14,513	1,499,774
		18,137,076
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	13,913	1,273,318
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	55,577
China Resources Land Ltd. (China)	104,000	481,412
Country Garden Services Holdings Co. Ltd. (China)	92,000	389,808
Cushman & Wakefield PLC*(a)	42,875	879,366
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	2,903
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	13,994
		3,096,378
Road & Rail — 0.7%
Canadian National Railway Co. (Canada)	64,538	8,657,379
Knight-Swift Transportation Holdings, Inc.	23,165	1,168,906
Landstar System, Inc.	6,908	1,041,934
Localiza Rent a Car SA (Brazil)	48,624	625,130
Lyft, Inc. (Class A Stock)*	254,212	9,761,741
Norfolk Southern Corp.	24,932	7,111,105
Old Dominion Freight Line, Inc.	4,318	1,289,700
		29,655,895
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.*	56,638	6,192,799
Allegro MicroSystems, Inc. (Japan)*	21,136	600,262
Analog Devices, Inc.	50,124	8,279,482
ASML Holding NV (Netherlands)	12,242	8,199,867
CMC Materials, Inc.	6,888	1,277,035
Entegris, Inc.	16,137	2,118,143
Global Unichip Corp. (Taiwan)	27,000	472,812
Lam Research Corp.	11,844	6,367,453
Novatek Microelectronics Corp. (Taiwan)	25,000	369,033
NVIDIA Corp.	23,520	6,417,667
NXP Semiconductors NV (China)	56,278	10,415,932
Power Integrations, Inc.	13,146	1,218,371
QUALCOMM, Inc.	24,428	3,733,087
Realtek Semiconductor Corp. (Taiwan)	35,000	522,200
Silergy Corp. (China)	3,000	356,131
SK Hynix, Inc. (South Korea)	15,669	1,510,360

A6

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
SolarEdge Technologies, Inc.*	9,369	$3,020,285
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	369,000	7,603,050
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	147,785	15,408,064
Teradyne, Inc.	10,523	1,244,134
Texas Instruments, Inc.	53,323	9,783,704
Wolfspeed, Inc.*(a)	12,244	1,394,102
Xinyi Solar Holdings Ltd. (China)	348,000	610,836
		97,114,809
Software — 1.5%
Aspen Technology, Inc.*	3,566	589,709
Black Knight, Inc.*	23,547	1,365,491
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	38,538	809,298
Confluent, Inc. (Class A Stock)*(a)	23,244	953,004
Crowdstrike Holdings, Inc. (Class A Stock)*	4,636	1,052,743
Envestnet, Inc.*(a)	13,192	982,012
Guidewire Software, Inc.*	10,382	982,345
HubSpot, Inc.*	3,431	1,629,519
Intuit, Inc.	5,397	2,595,094
Kingdee International Software Group Co. Ltd. (China)*	195,000	426,204
Microsoft Corp.	129,614	39,961,292
nCino, Inc.*(a)	14,505	594,415
Palo Alto Networks, Inc.*	5,252	3,269,423
PTC, Inc.*	4,529	487,864
Q2 Holdings, Inc.*	15,621	963,035
ServiceNow, Inc.*	3,951	2,200,272
SS&C Technologies Holdings, Inc.	22,296	1,672,646
Synopsys, Inc.*	6,272	2,090,269
Trade Desk, Inc. (The) (Class A Stock)*	16,263	1,126,213
Tyler Technologies, Inc.*	2,744	1,220,778
Zscaler, Inc.*	4,137	998,175
		65,969,801
Specialty Retail — 0.5%
AutoZone, Inc.*	1,985	4,058,491
Best Buy Co., Inc.(a)	19,175	1,743,008
Burlington Stores, Inc.*	6,326	1,152,407
CarMax, Inc.*(a)	9,826	948,012
Dick’s Sporting Goods, Inc.(a)	14,150	1,415,283
Gap, Inc. (The)(a)	103,843	1,462,109
Home Depot, Inc. (The)	12,100	3,621,893
Lowe’s Cos., Inc.	10,104	2,042,928
Murphy USA, Inc.	10,011	2,001,800
National Vision Holdings, Inc.*(a)	19,761	860,987
Ross Stores, Inc.	40,711	3,682,717
		22,989,635
Technology Hardware, Storage & Peripherals — 1.4%
Advantech Co. Ltd. (Taiwan)	54,198	694,047
Apple, Inc.	193,617	33,807,464
Samsung Electronics Co. Ltd. (South Korea)	327,350	18,722,741
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea), GDR	1,484	$2,099,801
Seagate Technology Holdings PLC	27,549	2,476,655
Wiwynn Corp. (Taiwan)	17,000	602,086
		58,402,794
Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	25,657	5,999,024
ANTA Sports Products Ltd. (China)	29,800	370,791
Carter’s, Inc.	7,083	651,565
Columbia Sportswear Co.	14,333	1,297,567
Eclat Textile Co. Ltd. (Taiwan)	29,000	481,277
LVMH Moet Hennessy Louis Vuitton SE (France)	28,812	20,534,675
NIKE, Inc. (Class B Stock)	18,597	2,502,412
Ralph Lauren Corp.	12,755	1,446,927
Shenzhou International Group Holdings Ltd. (China)	24,100	317,828
		33,602,066
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	189,565	5,952,193
Tobacco — 0.0%
Philip Morris International, Inc.	19,076	1,791,999
Trading Companies & Distributors — 0.1%
Ferguson PLC	39,058	5,273,664
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)*	61,170	986,070
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	37,925	842,378
		1,828,448
Wireless Telecommunication Services — 0.2%
Goodman Networks, Inc.*^	3,993	—
T-Mobile US, Inc.*(a)	67,530	8,667,476
Vodacom Group Ltd. (South Africa)	42,188	462,388
		9,129,864

Total Common Stocks (cost $1,409,969,433)		1,483,207,732
Preferred Stocks — 0.2%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	42,653	7,343,332
Multiline Retail — 0.0%
Claire’s Stores, Inc., CVT*^	278	708,900
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	219,768	1,540,806
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc., Maturing 05/11/22*^	4,751	48

Total Preferred Stocks (cost $11,302,521)		9,593,086

A7

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Units	Value
Warrants* — 0.0%
Machinery — 0.0%
Jiangsu Hengli Hydraulic Co. Ltd. (China), expiring 12/15/22	29,533	$242,466
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	693	13,167
Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp., expiring 02/09/26	80	4,454

Total Warrants (cost $375,277)		260,087

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.2%
Automobiles — 0.1%
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,245,343
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,715	1,695,146
			3,940,489
Home Equity Loans — 0.0%
GSAA Home Equity Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)
0.897%(c)	01/25/36	59	23,210
Series 2007-04, Class A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.657%(c)	03/25/37	16	5,781
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.817%(c)	07/25/37	14	13,642
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
1.072%(c)	02/25/36	7	6,744
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
1.192%(c)	08/25/35	12	12,056
Residential Asset Securities Trust,
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.645%)
1.102%(c)	03/25/35	5	5,521
Soundview Home Loan Trust,
Series 2006-01, Class A4, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.057%(c)	02/25/36	8	7,861
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	15	$13,627
			88,442
Other — 0.0%
CF Hippolyta LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	598	549,987
Residential Mortgage-Backed Securities — 0.0%
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.917%(c)	12/25/35	16	15,707
Saxon Asset Securities Trust,
Series 2007-01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.607%(c)	01/25/47	11	10,794
Structured Asset Investment Loan Trust,
Series 2006-02, Class A3, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.817%(c)	04/25/36	21	21,322
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
0.797%(c)	12/25/36	13	13,074
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.857%(c)	02/25/37	19	18,847
			79,744
Student Loans — 0.1%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
1.157%(c)	02/25/39	680	674,651
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
1.137%(c)	05/25/39	1,036	1,024,135
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.457%(c)	12/25/56	667	669,889
South Carolina Student Loan Corp.,
Series 2014-01, Class A1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.981%(c)	05/01/30	678	677,190
			3,045,865

Total Asset-Backed Securities (cost $7,849,826)			7,704,527
A8

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
New Money Term Loan Non-PIK, 3 Month LIBOR + 1.000%
8.000%(c)	04/01/24	253	$249,177
New Money Term Loan PIK, 2 Month LIBOR + 7.000%
11.750%(c)	03/12/24	340	276,831
			526,008
Media — 0.0%
Altice Financing SA (Luxembourg),
October 2017 USD Term Loan, 3 Month LIBOR + 2.750%
2.989%(c)	01/31/26	111	107,239
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/16/22^	112	12,162
Retail — 0.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.957%(c)	12/18/26	463	451,743

Total Bank Loans (cost $1,056,503)			1,097,152
Commercial Mortgage-Backed Securities — 0.8%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,560	1,551,787
Series 2017-BNK07, Class A4
3.175%	09/15/60	3,330	3,284,682
Series 2021-BN33, Class A5
2.556%	05/15/64	1,698	1,592,392
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.491%(cc)	02/15/50	400	339,888
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	1,225	1,254,450
Benchmark Mortgage Trust,
Series 2018-B03, Class A5
4.025%	04/10/51	1,584	1,635,042
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.347%(c)	10/15/36	4,180	4,112,575
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.595%(cc)	09/10/50	650	642,625
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	3,790	3,788,158
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,428,838
Fannie Mae-Aces,
Series 2020-M50, Class A1
0.670%	10/25/30	55	51,276
Series 2020-M50, Class A2
1.200%	10/25/30	15	13,784
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-M50, Class X1, IO
1.905%(cc)	10/25/30	412	$40,891
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.589%(cc)	04/25/48	1,810	1,784,372
Series 2015-K48, Class B, 144A
3.644%(cc)	08/25/48	1,985	1,968,254
Series 2018-K80, Class C, 144A
4.229%(cc)	08/25/50	3,000	2,978,134
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
1.198%(c)	04/15/38	1,900	1,869,086
Morgan Stanley Capital I Trust,
Series 2021-L05, Class A4
2.728%	05/15/54	1,350	1,285,118
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month LIBOR + 0.731% (Cap N/A, Floor 0.731%)
1.127%(c)	11/15/38	2,140	2,095,716
Velocity Commercial Capital Loan Trust,
Series 2016-01, Class M5, 144A
8.586%(cc)	04/25/46	36	35,949
Series 2016-01, Class M7, 144A
8.586%(cc)	04/25/46	67	62,634
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	40	38,966
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	67	66,685
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	70	68,959
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	57	56,158
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	54	53,371
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	420,792
Series 2021-C59, Class A5
2.626%	04/15/54	1,650	1,553,259
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.238%(cc)	03/15/45	1,125	1,099,754

Total Commercial Mortgage-Backed Securities (cost $37,881,350)			36,173,595
Corporate Bonds — 16.8%
Aerospace & Defense — 0.3%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	987	972,599
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,457	2,324,681
2.250%	06/15/26	227	214,069

A9

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.250%	02/01/35	626	$559,944
3.375%	06/15/46	44	36,399
3.450%	11/01/28	588	568,616
3.625%	03/01/48	44	37,602
3.750%	02/01/50(a)	344	307,740
3.850%	11/01/48	22	19,305
3.950%	08/01/59	1,307	1,137,406
5.705%	05/01/40	193	216,181
5.805%	05/01/50	662	763,938
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	122	132,830
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	932	825,833
2.375%	03/15/32	1,847	1,699,003
3.030%	03/15/52	575	506,272
3.125%	07/01/50	322	289,665
3.750%	11/01/46	205	202,691
4.050%	05/04/47(a)	697	718,508
4.800%	12/15/43	122	136,353
			11,669,635
Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,453	2,001,633
3.875%	09/16/46	952	807,133
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,298	3,209,381
4.390%	08/15/37	3,839	3,572,645
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,420	1,423,330
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	493	488,698
3.500%	07/26/26	720	703,002
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42(a)	338	315,167
4.375%	11/15/41	113	112,136
			12,633,125
Airlines — 0.1%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	143	140,010
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31	189	174,946
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	270	257,332
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	368	$392,029
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	387	356,113
American Airlines 2021-1 Class A Pass-Through Trust,
Pass-Through Certificates
2.875%	01/11/36(a)	366	327,931
American Airlines 2021-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.950%	01/11/32	174	156,833
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	196	185,603
British Airways 2018-1 Class AA Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.800%	03/20/33	49	48,248
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	29	28,580
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	1,014	1,093,666
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	19	19,521
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	244	243,961
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	67	67,709
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	111	108,497
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	659	624,741
			4,225,720
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.300%	02/10/25(a)	2,544	2,416,115
3.375%	11/13/25(a)	1,576	1,541,001
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26(a)	1,350	1,345,621
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	370	373,973
5.150%	04/01/38	235	238,969
5.400%	10/02/23	610	632,071
5.950%	04/01/49	65	72,563
6.125%	10/01/25	30	32,239

A10

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	479	$485,990
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	2,248	1,942,456
2.750%	06/20/25	817	794,284
5.650%	01/17/29	196	212,237
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.100%	09/15/28	1,521	1,350,130
2.375%	10/15/27	248	227,826
Kia Motors Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
3.250%	04/21/26	200	198,709
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27	2,880	2,839,732
			14,703,916
Auto Parts & Equipment — 0.0%
Lear Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/32	122	107,743
3.550%	01/15/52	1,394	1,154,729
			1,262,472
Banks — 5.3%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.470%(ff)	12/13/29	1,700	1,555,290
Sub. Notes, 144A
3.324%(ff)	03/13/37(a)	1,200	1,088,952
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	801	802,836
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
1.125%	09/18/25	400	367,927
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	1,600	1,553,780
1.722%(ff)	09/14/27	600	543,909
2.706%	06/27/24(a)	1,000	990,785
2.746%	05/28/25	1,000	975,121
3.125%	02/23/23(a)	800	805,486
4.175%(ff)	03/24/28	2,400	2,416,656
Sub. Notes
2.749%	12/03/30	400	351,671
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	2,806	2,497,200
2.551%(ff)	02/04/28(a)	1,280	1,224,246
2.572%(ff)	10/20/32	1,569	1,428,997
2.687%(ff)	04/22/32	1,081	993,588
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,832	2,473,254
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
1.922%(ff)	10/24/31	3,486	$3,037,809
2.676%(ff)	06/19/41	1,120	949,233
2.884%(ff)	10/22/30	3,969	3,760,987
3.705%(ff)	04/24/28	1,535	1,547,225
3.824%(ff)	01/20/28	5,111	5,171,558
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,553	2,384,547
2.651%(ff)	03/11/32	395	363,202
Sub. Notes, MTN
4.450%	03/03/26	1,067	1,103,935
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
2.029%(ff)	09/30/27	882	798,623
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	554	477,596
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	210	190,840
2.852%(ff)	05/07/26(a)	1,025	996,534
3.932%(ff)	05/07/25	560	564,386
Sub. Notes
4.836%	05/09/28	232	237,061
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29	520	463,690
2.219%(ff)	06/09/26	6,152	5,845,836
2.591%(ff)	01/20/28	1,908	1,795,412
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	650	656,958
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	5,112	4,726,179
2.375%	01/14/25	1,474	1,422,604
Sub. Notes, 144A
5.150%	07/21/24	760	783,149
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26(a)	2,283	2,198,250
2.520%(ff)	11/03/32	1,242	1,113,760
2.572%(ff)	06/03/31	2,828	2,587,637
2.976%(ff)	11/05/30	6,101	5,802,521
3.668%(ff)	07/24/28	1,438	1,439,317
Sub. Notes
4.125%	07/25/28(a)	523	531,251
4.300%	11/20/26	784	807,098
4.600%	03/09/26	588	610,269
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	1,140	1,016,117
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	470	467,083
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	1,380	1,377,020

A11

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,650	$1,555,880
3.250%	10/04/24	474	474,100
4.125%	01/10/27(a)	520	526,946
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(oo)	2,954	2,727,970
Sr. Unsec’d. Notes
4.550%	04/17/26	294	299,112
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
2.003%(c)	12/14/23	250	251,431
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	2,686	2,598,415
3.091%(ff)	05/14/32	885	796,270
3.869%(ff)	01/12/29	1,150	1,125,121
4.207%(ff)	06/12/24	2,108	2,127,677
4.282%	01/09/28	1,843	1,843,010
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	200	197,540
1.621%(ff)	09/11/26	275	254,312
4.298%(ff)	04/01/28	1,265	1,275,395
5.375%	01/12/24	528	545,311
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	650	603,564
2.222%(ff)	09/18/24	1,159	1,134,404
2.311%(ff)	11/16/27	3,651	3,359,071
3.035%(ff)	05/28/32	855	769,499
Sub. Notes
3.742%(ff)	01/07/33	1,115	984,978
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	440	402,529
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	993	916,468
1.542%(ff)	09/10/27	7,943	7,279,619
1.757%(ff)	01/24/25	1,760	1,716,270
1.948%(ff)	10/21/27	1,011	940,005
2.383%(ff)	07/21/32	1,211	1,076,126
2.640%(ff)	02/24/28	1,403	1,342,776
3.102%(ff)	02/24/33	2,510	2,368,438
3.500%	04/01/25	1,969	1,984,971
3.615%(ff)	03/15/28(a)	2,685	2,685,126
4.017%(ff)	10/31/38(a)	2,253	2,270,010
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25(a)	1,120	1,062,453
1.645%(ff)	04/18/26	1,721	1,622,342
2.206%(ff)	08/17/29	2,540	2,288,037
2.251%(ff)	11/22/27	1,516	1,412,340
2.357%(ff)	08/18/31	690	612,801
2.804%(ff)	05/24/32(a)	1,110	1,010,541
2.848%(ff)	06/04/31(a)	750	693,896
2.871%(ff)	11/22/32	1,350	1,229,012
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.999%(ff)	03/10/26(a)	1,490	$1,461,241
3.803%(ff)	03/11/25	325	326,720
4.041%(ff)	03/13/28	1,438	1,443,795
4.292%(ff)	09/12/26	716	726,027
Sub. Notes
4.762%(ff)	03/29/33	1,115	1,145,450
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
4.017%(ff)	03/28/28	1,010	1,016,957
4.252%(ff)	03/28/33	490	504,170
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	177,003
4.950%(ff)	06/01/42	717	613,512
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27	741	674,024
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.350%
2.316%(c)	03/27/24	280	281,667
Sr. Unsec’d. Notes, 144A, MTN
1.935%(ff)	04/14/28	828	745,721
2.691%(ff)	06/23/32(a)	1,442	1,269,109
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	3,965	3,746,539
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	1,136	1,089,873
Sub. Notes
2.564%	09/13/31	595	520,768
Morgan Stanley,
Sr. Unsec’d. Notes, SOFR + 0.625%
0.895%(c)	01/24/25(a)	2,832	2,818,925
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	3,268	3,038,037
3.737%(ff)	04/24/24	523	528,202
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	1,673	1,483,381
2.699%(ff)	01/22/31	3,584	3,352,800
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32(a)	1,709	1,473,760
1.928%(ff)	04/28/32	515	445,082
2.511%(ff)	10/20/32	1,272	1,151,823
2.720%(ff)	07/22/25	2,621	2,593,205
2.802%(ff)	01/25/52(a)	802	670,616
3.622%(ff)	04/01/31	835	832,575
MUFG Union Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.710%
0.963%(c)	12/09/22	250	251,043
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	955	831,546
3.933%(ff)	08/02/34	265	258,965
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27	928	848,352

A12

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.073%(ff)	05/22/28	405	$389,057
4.269%(ff)	03/22/25	3,553	3,595,591
Sub. Notes
3.032%(ff)	11/28/35	2,178	1,934,638
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23(a)	2,283	2,272,951
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33(a)	1,394	1,420,939
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	5,516	5,244,695
1.673%(ff)	06/14/27	1,000	910,294
2.469%(ff)	01/11/28	520	484,003
2.896%(ff)	03/15/32	780	708,644
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,035	940,256
2.625%	10/16/24(a)	580	564,176
2.797%(ff)	01/19/28	6,621	6,197,820
2.889%(ff)	06/09/32	735	658,157
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	1,778	1,610,525
Sub. Notes, 144A
4.750%	11/24/25(a)	800	808,041
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23	540	534,869
2.608%(ff)	01/12/28	1,225	1,145,866
2.819%(ff)	01/30/26	6,566	6,383,679
3.971%(ff)	03/30/26	925	924,082
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28(a)	2,530	2,427,255
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24	1,575	1,560,201
3.040%	07/16/29	265	254,839
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	3,804	3,502,493
1.494%(ff)	08/10/27	2,036	1,855,013
2.746%(ff)	02/11/33	1,060	965,517
4.125%	09/24/25	445	453,240
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	720	650,747
3.127%(ff)	06/03/32(a)	600	528,398
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	671	604,756
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	6,884	6,514,235
2.406%(ff)	10/30/25	1,662	1,628,683
3.196%(ff)	06/17/27	1,386	1,369,311
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.584%(ff)	05/22/28	1,019	$1,018,721
Sub. Notes
5.375%	11/02/43	113	130,603
Sub. Notes, GMTN
4.300%	07/22/27	784	814,625
Sub. Notes, MTN
4.100%	06/03/26	139	142,575
Westpac Banking Corp. (Australia),
Sub. Notes
3.020%(ff)	11/18/36	959	849,973
4.110%(ff)	07/24/34	457	451,020
			230,432,527
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	902	980,344
4.900%	02/01/46	2,226	2,473,264
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	418	409,419
4.700%	02/01/36(a)	474	509,485
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	890	934,659
4.500%	06/01/50	1,136	1,219,444
4.950%	01/15/42(a)	479	530,085
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	900	779,604
2.600%	06/01/50	589	503,872
3.000%	03/05/51	593	547,505
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	1,611	1,555,412
4.400%	11/15/25	370	382,808
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50	730	680,749
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	1,560	1,516,793
4.597%	05/25/28	1,272	1,345,117
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,220	1,043,134
			15,411,694
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	1,210	1,041,473
3.000%	01/15/52	650	551,575
3.150%	02/21/40(a)	780	712,197
3.350%	02/22/32(a)	630	624,786

A13

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)	1,142	$1,023,309
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	2,442	2,052,117
2.800%	10/01/50	48	39,456
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	2,074	1,796,541
Royalty Pharma PLC,
Gtd. Notes
3.350%	09/02/51(a)	924	741,735
			8,583,189
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
3.450%	06/01/23(a)	1,191	1,208,311
4.950%	06/01/43	912	981,971
5.150%	03/15/34	1,430	1,589,897
5.375%	03/15/44	137	154,706
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	632	657,580
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	277	283,786
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.200%	03/15/32	1,055	936,679
			5,812,930
Commercial Services — 0.3%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30	470	468,893
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.150%	01/15/27	1,694	1,592,009
2.900%	05/15/30	1,842	1,704,524
3.200%	08/15/29	1,177	1,119,150
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60(a)	728	548,532
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30	695	647,593
S&P Global, Inc.,
Gtd. Notes, 144A
2.900%	03/01/32(a)	1,190	1,153,462
4.250%	05/01/29(a)	679	714,490
4.750%	08/01/28	635	682,138
Triton Container International Ltd. (Bermuda),
Gtd. Notes, 144A
1.150%	06/07/24	1,063	1,010,961
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	330	$292,762
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	600	545,556
5.420%	10/01/30	170	191,812
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	390	390,000
			11,061,882
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	414	359,210
2.650%	05/11/50	1,441	1,249,520
2.700%	08/05/51	736	640,408
2.800%	02/08/61	1,172	1,004,109
2.850%	08/05/61	309	267,137
2.950%	09/11/49	213	195,582
3.450%	02/09/45	1,137	1,128,073
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
5.300%	10/01/29(a)	2,884	3,141,427
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,063	921,742
			8,907,208
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	930	930,449
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—
			930,449
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
1.650%	10/29/24	1,024	967,403
2.450%	10/29/26	2,445	2,260,233
3.000%	10/29/28	2,357	2,172,772
3.300%	01/30/32	510	460,987
3.875%	01/23/28	370	359,755
4.875%	01/16/24	450	455,864
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26	697	692,256
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26(a)	184	177,617
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26	945	869,501

A14

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
5.500%	12/15/24	174	$179,343
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	44	39,144
2.875%	02/15/25	2,767	2,657,809
3.950%	07/01/24	784	780,305
4.250%	04/15/26	2,083	2,065,330
4.375%	05/01/26	131	129,830
5.250%	05/15/24	100	102,161
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26	1,330	1,302,192
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	500	501,568
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	244	247,059
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
1.851%	07/16/25	1,200	1,132,587
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	817	741,460
			18,295,176
Electric — 2.0%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	475	391,810
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	366	337,552
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	1,006	988,239
3.950%	07/15/30	640	633,783
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	1,926	1,867,005
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51(a)	322	278,939
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28	1,621	1,463,463
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30	370	336,261
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	828	764,940
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	1,142	967,663
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23(a)(oo)	340	$337,187
Sr. Unsec’d. Notes
2.650%	06/01/31(a)	697	645,611
2.950%	03/01/30	471	449,548
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24(a)	1,329	1,404,747
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	750	614,511
Commonwealth Edison Co.,
First Mortgage
4.700%	01/15/44	148	164,450
First Mortgage, Series 130
3.125%	03/15/51	776	704,124
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	1,137	1,211,273
5.750%	10/01/41	274	295,978
6.250%	10/01/39	122	138,189
Duke Energy Carolinas LLC,
First Mortgage
2.450%	08/15/29(a)	1,669	1,582,556
First Ref. Mortgage
4.000%	09/30/42(a)	508	521,772
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.550%	06/15/31	565	518,042
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	650	577,579
2.400%	12/15/31	2,344	2,164,862
3.400%	10/01/46	366	341,499
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	1,889	1,590,044
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49	52	55,531
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	401	351,445
3.400%	04/01/32(a)	470	472,689
4.000%	04/01/52	110	116,845
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	780	696,194
3.616%	08/01/27	335	330,649
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	1,584	1,493,646
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28(a)	1,368	1,208,793

A15

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31(a)	715	$642,764
4.750%	06/15/46	1,198	1,252,917
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76(a)	1,176	1,247,426
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	1,212	1,090,318
2.250%	07/12/31(a)	557	493,334
4.750%	05/25/47	200	214,972
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31(a)	2,815	2,528,851
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	630	547,106
2.350%	06/15/32	1,255	1,144,149
2.900%	03/15/51	358	309,118
4.950%	01/15/45	1,655	1,716,472
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51(a)	532	503,562
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	385	353,921
1.750%	03/15/31	390	340,476
3.450%	12/01/27	87	86,070
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	20	19,116
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	741	741,902
Sr. Unsec’d. Notes
4.050%	04/15/30(a)	327	337,580
7.600%	04/01/32	96	123,403
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32	540	526,783
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	3,570	3,424,757
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	1,394	1,339,949
Florida Power & Light Co.,
First Mortgage
2.450%	02/03/32	880	828,362
3.800%	12/15/42	288	294,113
4.050%	06/01/42	179	188,227
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	488	482,343
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	3,793	$3,604,911
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	70	85,074
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	313	291,524
4.300%	01/15/26	327	333,811
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	45	47,891
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	157	158,878
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,965	1,960,991
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust Bond
1.350%	03/15/31	1,920	1,618,263
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	122	139,342
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	166	158,592
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 2.125%
2.951%(c)	06/15/67	552	466,240
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	1,773	1,765,660
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51(a)	941	785,570
Pacific Gas & Electric Co.,
First Mortgage
1.700%	11/15/23	1,011	985,893
2.100%	08/01/27(a)	392	352,431
2.500%	02/01/31(a)	719	618,656
3.300%	08/01/40	218	178,748
3.450%	07/01/25	450	441,019
3.500%	08/01/50	954	759,798
4.450%	04/15/42	545	487,157
4.500%	07/01/40	985	900,201
4.600%	06/15/43	230	205,776
PacifiCorp,
First Mortgage
2.700%	09/15/30	383	366,520
2.900%	06/15/52(a)	1,169	1,026,156
3.300%	03/15/51	939	866,617
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	935	807,807

A16

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48	180	$155,607
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
3.661%(c)	03/30/67	1,846	1,617,686
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	91	113,195
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	794	839,519
First Mortgage, Series 36
2.700%	01/15/51	466	392,462
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes, Series J
2.200%	08/15/31	806	720,338
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	364	269,686
2.700%	05/01/50	224	189,096
3.100%	03/15/32	660	652,896
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	566	518,856
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	80	82,592
6.000%	06/01/26	74	81,239
First Mortgage, Series UUU
3.320%	04/15/50	153	142,200
First Mortgage, Series XXX
3.000%	03/15/32	795	770,040
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52	1,359	1,265,575
Southern California Edison Co.,
First Mortgage
3.450%	02/01/52(a)	828	745,620
3.650%	02/01/50	153	141,418
First Mortgage, Series A
4.200%	03/01/29	719	744,214
First Ref. Mortgage, Series B
3.650%	03/01/28	697	699,453
First Ref. Mortgage, Series C
3.600%	02/01/45	540	484,490
4.125%	03/01/48	353	345,351
Southern Power Co.,
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	392	417,578
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	274	258,478
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
0.000%	10/10/99^	428	642
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.850%	12/01/48	91	$102,628
Union Electric Co.,
First Mortgage
2.150%	03/15/32(a)	1,020	928,384
2.950%	03/15/30	746	732,368
3.900%	04/01/52	255	264,006
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	1,886	1,516,735
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,815	2,789,905
4.300%	07/15/29	1,177	1,142,983
			85,334,176
Entertainment — 0.1%
Magallanes, Inc.,
Gtd. Notes, 144A
4.279%	03/15/32	1,076	1,082,060
5.050%	03/15/42	1,225	1,249,736
5.141%	03/15/52	565	578,411
			2,910,207
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30(a)	953	954,538
4.625%	10/01/39	1,051	1,064,524
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	400	363,300
Sysco Corp.,
Gtd. Notes
3.150%	12/14/51	680	581,876
			2,964,238
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	357	340,540
4.487%	02/15/42	62	63,568
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	1,093	927,394
2.950%	09/01/29(a)	532	506,671
5.800%	02/01/42	224	254,351
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31	2,832	2,590,744
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	1,440	1,420,191

A17

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 20-A
1.750%	01/15/31	451	$387,037
Gtd. Notes, Series 21A
3.150%	09/30/51	349	297,929
			6,788,425
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	192	223,640
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	518	440,285
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.600%	11/24/31	492	448,837
4.450%	08/15/45	91	91,549
			1,204,311
Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	319	310,981
4.125%	11/15/42	249	244,511
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	88	96,416
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	1,265	1,175,274
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	445	392,860
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,006	1,048,589
5.375%	09/01/26(a)	1,120	1,179,770
5.625%	09/01/28(a)	2,563	2,770,644
5.875%	02/15/26(a)	399	424,419
5.875%	02/01/29	467	512,056
Sr. Sec’d. Notes
4.125%	06/15/29	2,828	2,880,015
4.500%	02/15/27(a)	2,812	2,905,208
Sr. Sec’d. Notes, 144A
3.125%	03/15/27(a)	650	635,104
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	366	294,361
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.076%	12/13/31	1,140	1,049,641
2.607%	12/13/51	2,109	1,823,183
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	495	492,294
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	335	$302,697
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	865	776,057
2.900%	05/15/50(a)	854	759,502
3.050%	05/15/41	436	406,480
3.250%	05/15/51(a)	627	592,381
3.500%	08/15/39	793	788,125
4.625%	07/15/35	61	68,299
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30(a)	1,692	1,538,525
2.650%	01/15/32	148	133,092
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	425	358,912
			23,959,396
Home Builders — 0.0%
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	2,026	1,771,756
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35(a)	381	387,822
4.375%	06/30/50	157	172,054
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	575	498,473
2.875%	03/15/32	860	834,056
3.850%	03/15/52	1,560	1,594,799
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	479	491,702
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	106	110,094
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	709	690,287
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	280	277,807
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	1,002	877,642
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	797	769,818
4.450%	05/15/69	253	260,628
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	156	151,693

A18

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	179	$179,542
4.900%	09/15/44	91	101,081
			7,397,498
Internet — 0.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	549	448,719
2.050%	08/15/50	314	248,422
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	749	627,348
2.700%	06/03/60	235	194,926
3.100%	05/12/51(a)	593	557,018
3.875%	08/22/37	1,338	1,410,126
4.800%	12/05/34	501	576,600
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	4,945	5,162,997
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	134	142,879
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31(a)	797	730,784
			10,099,819
Investment Companies — 0.0%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	690	673,618
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	333,185
4.875%	11/22/26	200	197,662
5.500%	01/16/25	200	202,422
			1,406,887
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30(a)	2,209	2,129,796
Machinery-Diversified — 0.0%
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/61	370	297,946
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32(a)	1,178	1,006,576
3.500%	06/01/41	688	575,427
3.500%	03/01/42	967	803,380
3.700%	04/01/51	1,243	1,011,236
3.900%	06/01/52	950	804,192
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.500%	02/01/24	463	$474,374
4.800%	03/01/50	484	461,202
4.908%	07/23/25	2,802	2,901,379
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52(a)	1,534	1,219,903
2.800%	01/15/51	305	256,580
3.250%	11/01/39	218	206,328
3.300%	02/01/27	818	829,536
3.750%	04/01/40	2,323	2,332,906
Gtd. Notes, 144A
2.937%	11/01/56	3,096	2,582,015
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	467	491,056
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28	2,802	2,800,397
4.000%	09/15/55(a)	618	534,031
Paramount Global,
Jr. Sub. Notes
6.375%(ff)	03/30/62	230	232,067
Sr. Unsec’d. Notes
4.200%	05/19/32	1,049	1,050,286
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	294	271,942
5.500%	09/01/41	216	224,518
5.875%	11/15/40	126	135,536
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	579	564,252
			21,769,119
Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	181,568
3.625%	09/11/24	220	220,589
4.750%	03/16/52	330	343,936
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	670	644,661
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28(a)	517	516,838
4.625%	08/01/30(a)	549	561,270
5.250%	09/01/29(a)	2,970	3,110,792
5.400%	11/14/34	209	232,409
5.450%	03/15/43	553	620,498
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.500%	09/01/30	1,756	1,570,467
2.625%	09/23/31	506	452,511
3.875%	10/27/27	1,477	1,469,406
4.625%	04/29/24	122	125,006

A19

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30	275	$263,346
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51(a)	1,050	909,460
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.400%	02/01/43	499	541,433
			11,764,190
Miscellaneous Manufacturing — 0.1%
FGI Operating Co. LLC,
Notes
0.000%	05/15/22^	595	1
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	2,758	2,973,794
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
1.200%	03/11/26(a)	2,457	2,281,138
			5,254,933
Oil & Gas — 0.7%
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32(a)	3,109	2,929,877
2.772%	11/10/50	1,831	1,518,233
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	303	304,558
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	488	438,737
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	1,225
8.000%	01/15/25(d)	315	5,512
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50(a)	1,115	908,014
ConocoPhillips Co.,
Gtd. Notes, 144A
4.025%	03/15/62	597	605,816
Continental Resources, Inc.,
Gtd. Notes
4.900%	06/01/44	518	512,921
Gtd. Notes, 144A
2.268%	11/15/26	855	800,030
2.875%	04/01/32	206	183,272
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27	290	292,882
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	449	460,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.600%	07/15/41	436	$503,735
5.875%	06/15/28	2,165	2,286,948
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	2,100	2,079,734
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29(a)	400	412,726
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	113	106,700
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49(a)	2,229	2,039,349
4.227%	03/19/40	279	301,197
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41(a)	413	464,774
6.000%	01/15/40	67	78,186
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	2,566	2,379,176
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24(a)	436	439,533
3.800%	04/01/28	240	241,677
5.125%	12/15/26	44	46,887
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	802	850,579
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	688	698,467
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.550%	04/21/50	200	225,732
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	995	886,075
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	344	304,903
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,393	1,307,400
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30(a)	1,272	1,234,139
2.875%	11/26/41	1,804	1,622,099
3.625%	08/21/42	122	119,306
4.550%	08/12/43	44	48,841
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41(a)	1,311	1,198,119
3.127%	05/29/50	375	342,423

A20

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.850%	04/15/25	107	$105,711
			29,286,443
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	666	673,082
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	3,083	3,180,327
4.250%	11/21/49	1,496	1,560,971
4.450%	05/14/46(a)	634	675,096
4.500%	05/14/35	235	252,700
4.750%	03/15/45	131	142,933
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	08/06/30	867	757,063
2.125%	08/06/50(a)	1,516	1,178,451
4.000%	09/18/42	575	607,996
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28	490	502,646
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	2,104	1,774,035
2.550%	11/13/50(a)	1,329	1,101,774
2.950%	03/15/32	950	931,056
3.700%	03/15/52	750	754,597
Cigna Corp.,
Sr. Unsec’d. Notes
3.200%	03/15/40	1,163	1,057,848
3.400%	03/15/50(a)	554	500,151
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24(a)	392	390,778
2.700%	08/21/40	1,630	1,383,993
4.300%	03/25/28	97	101,685
4.780%	03/25/38	597	651,723
5.125%	07/20/45	457	517,149
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	556	580,229
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50(a)	628	511,150
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.150%	12/10/31	78	72,275
2.750%	12/10/51	2,431	2,118,784
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	1,327	1,195,437
5.000%	11/26/28	648	703,711
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30(a)	1,656	$1,487,620
			24,692,178
Pipelines — 0.8%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	830	879,800
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	3,416	3,642,405
Sr. Sec’d. Notes, 144A
2.742%	12/31/39	462	404,265
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	261	262,274
Gtd. Notes, 144A
3.250%	01/31/32(a)	930	847,007
Columbia Pipeline Group, Inc.,
Gtd. Notes
5.800%	06/01/45(a)	436	510,807
Enbridge, Inc. (Canada),
Gtd. Notes, SOFR Index + 0.630%
0.826%(c)	02/16/24	840	839,792
Gtd. Notes
3.125%	11/15/29(a)	654	636,823
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25(a)	2,015	1,977,851
3.750%	05/15/30(a)	915	901,583
4.150%	09/15/29(a)	876	879,198
4.250%	04/01/24	436	442,845
5.150%	03/15/45	327	330,886
5.250%	04/15/29	362	387,940
5.400%	10/01/47	261	272,547
Sr. Unsec’d. Notes, Series 05Y
4.200%	09/15/23	545	552,394
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	741	806,766
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	440	373,864
3.300%	02/15/53	645	551,563
Gtd. Notes, 3 Month LIBOR + 2.778%
3.301%(c)	06/01/67	366	310,899
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	1,104	1,027,182
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	359,149
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	183	180,297

A21

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31(a)	950	$832,803
3.250%	08/01/50	318	263,850
3.600%	02/15/51	1,033	914,973
MPLX LP,
Jr. Sub. Notes, Series B
6.875%(ff)	02/15/23(oo)	577	568,769
Sr. Unsec’d. Notes
4.500%	04/15/38	938	955,889
5.500%	02/15/49	440	488,640
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	860	756,902
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	784	790,992
4.300%	01/31/43	1,477	1,318,259
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	1,516	1,559,810
4.500%	05/15/30(a)	2,397	2,511,917
5.000%	03/15/27	1,246	1,318,792
5.625%	04/15/23	375	383,907
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25	218	223,236
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	388	363,773
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	130	130,325
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	2,000	2,137,565
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	318	292,540
4.000%	09/15/25	719	729,497
			33,920,576
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	1,450	1,365,225
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,309	1,256,714
3.375%	05/15/24(a)	479	480,788
4.050%	03/15/32	1,605	1,609,831
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28(a)	479	438,028
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	823	$741,120
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41(a)	993	824,635
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	523	455,996
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50	244	188,509
3.000%	01/15/30	501	482,135
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31	514	459,506
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	444	355,639
3.500%	10/15/27	122	121,192
4.300%	10/15/28	109	111,695
Office Properties Income Trust,
Sr. Unsec’d. Notes
2.650%	06/15/26	1,191	1,093,394
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	161	119,474
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32(a)	632	597,076
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,307	1,246,739
3.700%	06/15/30	1,060	1,060,485
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	122	122,471
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	118	112,107
Gtd. Notes, MTN
2.100%	08/01/32	218	188,552
WEA Finance LLC (France),
Gtd. Notes, 144A
2.875%	01/15/27(a)	553	527,157
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29(a)	928	843,889
2.750%	01/15/32	470	433,165
3.100%	01/15/30	503	485,387
3.850%	06/15/32	360	363,186
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	710	639,933
2.450%	02/01/32	366	325,467
3.850%	07/15/29	566	572,514

A22

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.000%	02/01/25	305	$311,704
			17,933,713
Retail — 0.2%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
1.300%	02/10/28	1,089	953,245
2.500%	02/10/41	209	168,686
2.800%	02/10/51	837	674,873
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	305	318,268
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
1.875%	09/15/31(a)	1,750	1,563,400
2.375%	03/15/51	1,538	1,235,689
2.750%	09/15/51	782	673,576
4.200%	04/01/43	78	83,558
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	654	561,155
3.350%	04/01/27	165	166,154
3.700%	04/15/46	719	686,450
3.750%	04/01/32	615	622,093
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	1,394	1,344,472
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	161	163,620
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47	152	144,984
			9,360,223
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30(a)	725	722,658
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28(a)	2,740	2,611,248
3.900%	07/21/25	1,538	1,563,843
Sub. Notes, 144A, MTN
4.125%(ff)	10/18/32	830	818,431
			5,716,180
Semiconductors — 0.4%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.375%	06/01/30(a)	383	355,855
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	10/01/51	635	573,162
4.500%	12/05/36	122	131,065
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	1,730	$1,741,661
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	112	111,658
4.150%	11/15/30	1,440	1,458,764
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33(a)	1,242	1,159,053
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	1,743	1,615,497
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50(a)	1,090	1,026,554
Microchip Technology, Inc.,
Sr. Sec’d. Notes
0.972%	02/15/24	793	760,817
2.670%	09/01/23	279	278,203
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	555	560,497
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.625%	06/01/23	1,869	1,896,822
5.350%	03/01/26	871	920,800
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30	327	318,223
3.875%	06/18/26	741	744,158
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29(a)	1,805	1,807,932
TSMC Arizona Corp. (Taiwan),
Gtd. Notes
3.125%	10/25/41	200	182,616
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
2.250%	04/23/31	2,110	1,919,124
			17,562,461
Software — 0.4%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	2,337	1,919,981
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	357	314,285
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30	113	104,344
3.500%	07/01/29	268	263,730
4.200%	10/01/28	784	808,023
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	344	297,169

A23

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
2.921%	03/17/52	448	$418,586
3.450%	08/08/36(a)	408	423,508
3.500%	11/15/42	78	79,807
3.700%	08/08/46	362	387,023
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/27	796	774,619
3.600%	04/01/40	1,719	1,490,096
3.600%	04/01/50	2,775	2,299,833
3.850%	07/15/36	152	140,188
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	253	229,381
2.000%	06/30/30	139	123,811
2.950%	09/15/29	447	431,051
4.200%	09/15/28	35	36,353
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51(a)	1,028	917,766
VMware, Inc.,
Sr. Unsec’d. Notes
2.200%	08/15/31(a)	1,296	1,139,887
3.900%	08/21/27	186	188,700
4.500%	05/15/25	2,614	2,693,844
4.650%	05/15/27	74	77,629
			15,559,614
Telecommunications — 0.7%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	191,088
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	418	370,454
2.550%	12/01/33	2,478	2,204,321
2.750%	06/01/31	1,066	998,532
3.100%	02/01/43	2,571	2,217,889
3.300%	02/01/52(a)	423	361,471
3.500%	06/01/41	436	401,481
3.550%	09/15/55	2,675	2,346,576
3.650%	09/15/59	1,158	1,017,496
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.700%	11/15/49	453	408,843
Gtd. Notes, 144A
3.800%	03/15/32	1,130	1,121,173
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	61	61,426
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38	2,960	3,022,309
T-Mobile USA, Inc.,
Gtd. Notes
3.375%	04/15/29	2,504	2,386,524
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes
3.000%	02/15/41	523	$441,869
3.500%	04/15/25	1,917	1,928,615
4.375%	04/15/40	239	241,034
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	1,645	1,437,809
1.750%	01/20/31	1,669	1,456,782
2.650%	11/20/40	1,399	1,189,715
2.987%	10/30/56	413	341,737
4.272%	01/15/36	1,181	1,245,639
5.250%	03/16/37	414	482,154
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32	5,740	5,189,615
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	02/19/43	279	279,679
			31,344,231
Transportation — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
2.875%	06/15/52(a)	1,046	925,618
3.300%	09/15/51	322	307,003
3.900%	08/01/46	492	509,102
4.150%	04/01/45	457	484,314
4.950%	09/15/41	109	125,392
5.150%	09/01/43	166	196,876
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30(a)	1,839	1,686,294
3.100%	12/02/51	453	402,832
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	2,183	1,764,646
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41(a)	379	340,096
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	1,298	1,247,585
3.500%	05/01/50(a)	754	702,504
4.950%	08/15/45	349	387,044
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	426	380,294
3.950%	10/01/42	728	735,000
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.100%	09/15/67	135	140,563
4.375%	09/10/38	470	494,095

A24

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,153	$1,140,908
			11,970,166

Total Corporate Bonds (cost $781,643,633)			727,001,487
Municipal Bonds — 0.2%
Arizona — 0.0%
City of Yuma,
Taxable, Revenue Bonds
1.269%	07/15/26	25	23,423
1.749%	07/15/28	25	23,094
2.102%	07/15/30	35	32,105
			78,622
California — 0.1%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	50	44,675
1.877%	02/01/31	45	39,937
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	175	211,003
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	365	336,160
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	125	111,288
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	30	26,886
2.199%	05/01/31	240	213,651
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	175	158,471
1.862%	06/01/30	100	89,312
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	155	217,045
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	755	1,122,347
			2,570,775
Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	120	111,855
Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	205	193,032
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	220	254,537
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	1,105	$1,238,716
			1,686,285
Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	50	44,914
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	525	485,873
1.483%	01/01/28	460	416,604
			902,477
New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, Series D
0.982%	08/01/25	880	828,001
1.396%	08/01/27	1,035	951,800
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	1,290	1,473,609
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	250	224,337
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	150	184,954
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	250	231,212
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	296,100
Taxable, Revenue Bonds
5.647%	11/01/40	220	271,271
			4,461,284
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	130	185,802
Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds, Series C
2.758%	06/01/30	60	55,918
Texas — 0.0%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.235%	07/01/29	190	175,155

Total Municipal Bonds (cost $10,264,839)			10,273,087

A25

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.4%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25	2	$2,080
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.957%(c)	04/25/36	40	17,365
Angel Oak Mortgage Trust I LLC,
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	11	10,996
Banc of America Funding Trust,
Series 2005-07, Class 30PO, PO
0.000%(s)	11/25/35	13	12,970
Series 2006-01, Class 2A1
5.500%	01/25/36	4	4,075
Series 2006-D, Class 5A2
2.717%(cc)	05/20/36	5	4,411
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	09/26/36	16	15,474
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
2.568%(cc)	05/25/34	1	711
Series 2004-D, Class 2A2
2.568%(cc)	05/25/34	6	5,690
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 22A1
2.261%(cc)	02/25/36	27	26,200
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.807%(c)	05/25/37	13	5,780
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland),
Series 2005-05, Class 1A1
5.000%	07/25/22	3	2,754
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
2.366%(cc)	06/25/34	9	9,491
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.957%(c)	02/25/35	11	10,674
Series 2005-01, Class 2A1
4.360%(cc)	02/01/23	2	1,569
Fannie Mae Interest Strips,
Series 293, Class 1, PO
2.490%(s)	12/25/24	21	20,132
Series 369, Class 12, IO
5.500%(cc)	05/25/36	157	29,384
Series 383, Class 60, IO
6.500%	10/25/37	48	8,011
Series 416, Class A300
3.000%	11/25/42	484	476,182
Series 417, Class C11, IO
2.500%	02/25/28	1,206	58,389
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	14	14,061
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	12	$12,097
Series 1993-141, Class Z
7.000%	08/25/23	11	11,658
Series 1993-147, Class Z
7.000%	08/25/23	10	9,845
Series 1994-29, Class Z
6.500%	02/25/24	26	26,680
Series 1996-04, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
8.043%(c)	02/25/24	6	307
Series 1997-33, Class PA
8.500%	06/18/27	71	77,050
Series 1997-57, Class PN
5.000%	09/18/27	44	45,386
Series 2001-16, Class Z
6.000%	05/25/31	60	64,183
Series 2001-81, Class HE
6.500%	01/25/32	115	124,844
Series 2002-14, Class A1
7.000%	01/25/42	466	510,917
Series 2002-82, Class PE
6.000%	12/25/32	132	144,186
Series 2002-86, Class PG
6.000%	12/25/32	283	313,298
Series 2002-90, Class A2
6.500%	11/25/42	131	143,390
Series 2004-68, Class LC
5.000%	09/25/29	111	116,693
Series 2005-057, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
20.174%(c)	07/25/35	31	39,814
Series 2005-084, Class XM
5.750%	10/25/35	28	29,356
Series 2005-102, Class PG
5.000%	11/25/35	323	346,887
Series 2005-110, Class GL
5.500%	12/25/35	272	289,918
Series 2006-02, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	12	12,749
Series 2006-09, Class KZ
6.000%	03/25/36	165	179,443
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
6.133%(c)	04/25/36	133	17,686
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	31	37,038
Series 2006-77, Class PC
6.500%	08/25/36	59	64,128
Series 2007-033, Class HF, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.807%(c)	04/25/37	124	124,304

A26

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.293%(c)	06/25/37	140	$16,803
Series 2007-079, Class PE
5.000%	08/25/37	197	205,395
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
5.943%(c)	11/25/37	249	32,528
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.543%(c)	03/25/38	153	12,808
Series 2009-062, Class WA
5.576%(cc)	08/25/39	287	303,220
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
5.793%(c)	01/25/40	251	36,096
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
5.793%(c)	01/25/40	165	14,379
Series 2010-10, Class NT
5.000%	02/25/40	654	704,868
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
5.963%(c)	04/25/40	85	10,885
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
11.747%(c)	03/25/40	38	43,673
Series 2010-64, Class DM
5.000%	06/25/40	56	58,766
Series 2011-39, Class ZA
6.000%	11/25/32	145	157,308
Series 2011-52, Class GB
5.000%	06/25/41	691	737,138
Series 2011-99, Class DB
5.000%	10/25/41	494	524,827
Series 2012-111, Class B
7.000%	10/25/42	84	94,870
Series 2012-153, Class B
7.000%	07/25/42	304	345,444
Series 2013-04, Class AJ
3.500%	02/25/43	308	304,069
Series 2013-096, Class YA
3.500%	09/25/38	218	219,814
Series 2019-25, Class PA
3.000%	05/25/48	329	328,360
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000% (Cap 9.000%, Floor 0.000%)
8.543%(c)	04/25/23	9	280
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	27	27,411
Freddie Mac REMICS,
Series 1621, Class J
6.400%	11/15/23	9	8,754
Series 1630, Class PK
6.000%	11/15/23	22	22,420
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 1675, Class KZ
6.500%	02/15/24	20	$20,608
Series 1680, Class PK
6.500%	02/15/24	17	17,767
Series 1695, Class EB
7.000%	03/15/24	29	29,812
Series 1980, Class Z
7.000%	07/15/27	103	110,816
Series 2353, Class KZ
6.500%	09/15/31	157	173,521
Series 2535, Class AW
5.500%	12/15/32	43	45,223
Series 2557, Class HL
5.300%	01/15/33	320	341,461
Series 2595, Class DC
5.000%	04/15/23	22	22,725
Series 2595, Class GC
5.500%	04/15/23	10	10,157
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	15	16,698
Series 2626, Class JC
5.000%	06/15/23	56	56,071
Series 2643, Class SA, 1 Month LIBOR x (7) + 45.500% (Cap 45.500%, Floor 0.000%)
42.922%(c)	03/15/32	7	9,564
Series 2755, Class ZA
5.000%	02/15/34	286	303,200
Series 2862, Class GB
5.000%	09/15/24	12	12,675
Series 2885, Class LZ
6.000%	11/15/34	718	786,078
Series 2893, Class PE
5.000%	11/15/34	158	167,653
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
13.507%(c)	02/15/35	48	57,000
Series 2980, Class QA
6.000%	05/15/35	139	148,773
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.253%(c)	03/15/35	199	14,296
Series 3005, Class ED
5.000%	07/15/25	63	64,791
Series 3017, Class OC, PO
0.550%(s)	08/15/25	—(r)	226
Series 3126, Class AO, PO
2.790%(s)	03/15/36	51	45,669
Series 3187, Class Z
5.000%	07/15/36	251	265,160
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.059%(c)	08/15/36	114	12,189
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
6.803%(c)	09/15/26	123	8,208

A27

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3237, Class BO, PO
4.030%(s)	11/15/36	238	$196,730
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
3.147%(c)	04/15/37	12	12,881
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
2.607%(c)	04/15/37	11	11,163
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.603%(c)	11/15/37	18	2,226
Series 3405, Class PE
5.000%	01/15/38	210	219,260
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.003%(c)	11/15/24	13	276
Series 3605, Class NC
5.500%	06/15/37	356	385,433
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
5.943%(c)	12/15/39	378	35,621
Series 3648, Class CY
4.500%	03/15/30	286	296,493
Series 3662, Class PJ
5.000%	04/15/40	300	317,628
Series 3677, Class PB
4.500%	05/15/40	301	310,166
Series 3688, Class GT
7.490%(cc)	11/15/46	78	87,288
Series 3739, Class MC
4.000%	11/15/38	80	80,649
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.603%(c)	10/15/40	74	9,148
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.203%(c)	07/15/23	33	684
Series 3852, Class QN, 1 Month LIBOR x (4) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	81	83,309
Series 3852, Class TP, 1 Month LIBOR x (4) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	96	98,364
Series 3859, Class JB
5.000%	05/15/41	305	321,327
Series 4030, Class IL, IO
3.500%	04/15/27	550	28,875
Series 4246, Class PT
6.500%	02/15/36	114	125,734
Series 4273, Class PD
6.500%	11/15/43	578	644,233
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	241	243,601
Series 304, Class C32, IO
3.000%	12/15/27	576	30,818
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	285	$285,269
Series 2003-25, Class PZ
5.500%	04/20/33	193	198,598
Series 2003-58, Class PC
5.000%	07/20/33	531	543,664
Series 2003-86, Class ZC
4.500%	10/20/33	135	140,259
Series 2004-19, Class KE
5.000%	03/16/34	546	571,939
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.651%(c)	09/20/34	199	10,242
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.659%(c)	06/17/34	108	2,152
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
6.051%(c)	06/20/36	168	16,636
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.201%(c)	04/20/37	220	22,649
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
6.061%(c)	05/20/37	520	56,229
Series 2007-35, Class TE
6.000%	06/20/37	423	452,702
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
6.041%(c)	10/20/37	323	29,124
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
6.291%(c)	08/20/38	265	27,650
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
7.101%(c)	09/20/38	128	12,738
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
6.351%(c)	05/20/37	332	30,778
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	651	11,684
Series 2009-065, Class LB
6.000%	07/16/39	28	29,830
Series 2009-081, Class A
5.750%	09/20/36	76	81,588
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.551%(c)	02/20/38	259	25,642
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.301%(c)	06/20/37	180	19,942
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	1,051	9,167

A28

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.651%(c)	11/20/34	172	$11,490
Series 2010-085, Class ID, IO
6.000%	09/20/39	127	16,897
Series 2010-129, Class AW
5.921%(cc)	04/20/37	438	472,742
Series 2010-157, Class OP, PO
1.980%(s)	12/20/40	160	143,285
Series 2011-75, Class GP
4.000%	05/20/41	713	726,310
Series 2013-H04, Class BA
1.650%	02/20/63	11	10,488
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.506%(c)	02/20/62	3	3,190
GSMSC Resecuritization Trust,
Series 2014-01R, Class 1A, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.357%(c)	04/26/37	6	5,557
GSR Mortgage Loan Trust,
Series 2006-02F, Class 2A1
5.750%	02/25/36	12	11,389
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
3.312%(cc)	12/19/34	4	3,794
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.540% (Cap 11.500%, Floor 0.540%)
0.997%(c)	10/25/35	16	15,741
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	7,521
Series 2005-S02, Class 4A3
5.500%	09/25/22	22	18,649
Series 2006-A02, Class 5A1
2.270%(cc)	11/25/33	10	9,629
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
2.276%(cc)	08/25/34	18	17,983
MASTR Alternative Loan Trust,
Series 2003-08, Class 5A1
5.000%	11/25/22	—(r)	25
MASTR Asset Securitization Trust,
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	15	14,464
Nomura Resecuritization Trust,
Series 2015-02R, Class 4A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.578%(c)	12/26/36	20	19,291
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	16	15,857
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
2.225%(cc)	06/25/33	13	13,200
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	16	$16,101
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.457%(c)	05/25/58	144	144,399
Verus Securitization Trust,
Series 2019-INV02, Class B1, 144A
4.452%(cc)	07/25/59	100	100,191
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
0.907%(c)	09/25/35	7	5,758

Total Residential Mortgage-Backed Securities (cost $18,370,101)			18,353,053
Sovereign Bonds — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	177,180
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31(a)	760	711,385
2.550%	01/27/32	390	366,977
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30(a)	600	516,354
3.125%	04/15/31	2,078	1,762,493
4.000%	02/26/24	200	200,228
4.125%	05/15/51(a)	590	446,583
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	02/14/50(a)	690	645,591
6.625%	02/17/37	390	491,096
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30(a)	2,292	2,209,293
3.750%	01/11/28(a)	985	1,003,235
3.771%	05/24/61	1,484	1,202,274
4.280%	08/14/41	800	747,078
4.600%	02/10/48(a)	550	525,016
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60(a)	600	526,687
4.500%	04/01/56	200	196,309
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25	1,120	1,169,071
4.550%	03/29/26	1,050	1,111,992
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50	200	195,012
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	1,660	1,567,019

A29

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	740	$831,093
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	720	694,301
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31	10	10,872
4.975%	04/20/55(a)	100	117,179

Total Sovereign Bonds (cost $19,491,486)			17,424,318
U.S. Government Agency Obligations — 8.7%
Federal Home Loan Mortgage Corp.
2.000%	03/01/51	42,757	39,799,728
2.500%	07/01/50	912	872,734
2.500%	07/01/50	1,781	1,708,478
2.500%	08/01/50	2,417	2,326,956
2.500%	10/01/50	4,747	4,554,778
2.500%	12/01/50	12,373	11,821,493
2.500%	02/01/51	855	817,364
2.500%	02/01/51	1,790	1,715,561
2.500%	02/01/51	4,064	3,899,961
2.500%	03/01/51	2,687	2,576,453
2.500%	11/01/51	5,463	5,243,824
3.000%	05/01/42	36	35,690
3.000%	07/01/42	6	6,094
3.000%	08/01/42	8	7,680
3.000%	08/01/42	10	10,247
3.000%	08/01/42	51	50,840
3.000%	10/01/42	8	8,267
3.000%	10/01/42	25	25,205
3.000%	12/01/42	10	9,538
3.000%	01/01/43	61	61,251
3.000%	02/01/43	74	73,491
3.000%	02/01/43	210	210,202
3.000%	03/01/43	523	522,408
3.000%	03/01/43	532	532,141
3.000%	06/01/43	532	528,745
3.000%	09/01/49	3,472	3,420,796
3.000%	12/01/49	5,262	5,172,235
3.000%	07/01/50	1,036	1,015,847
3.000%	12/01/50	4,505	4,436,089
4.000%	01/01/32	237	245,883
4.000%	02/01/41	7	7,699
4.000%	02/01/41	11	12,031
4.000%	10/01/42	177	185,169
4.500%	08/01/48	1,318	1,390,257
5.000%	04/01/33	8	8,806
5.000%	08/01/33	1	805
5.000%	08/01/33	121	131,235
5.000%	09/01/33	—(r)	308
5.000%	09/01/33	2	2,170
5.000%	10/01/33	—(r)	411
5.000%	04/01/34	1	589
5.000%	11/01/34	3	3,331
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	12/01/34	44	$47,044
5.000%	12/01/34	82	87,386
5.000%	07/01/35	1	594
5.000%	11/01/35	—(r)	414
5.000%	04/01/37	84	91,223
5.000%	01/01/39	17	17,786
5.000%	04/01/39	137	148,598
5.000%	07/01/39	11	12,176
5.000%	03/01/49	71	75,033
5.000%	03/01/49	447	472,862
5.000%	11/01/49	814	858,215
5.500%	01/01/33	23	24,760
5.500%	06/01/35	122	133,600
6.000%	09/01/35	61	67,139
6.000%	12/01/36	32	35,682
6.500%	05/01/25	1	1,313
6.500%	08/01/27	67	71,469
6.500%	01/01/29	19	19,468
6.500%	05/01/36	25	28,043
6.500%	09/01/36	17	19,053
6.500%	05/01/37	55	60,245
7.000%	11/01/37	136	154,396
8.000%	02/01/38	48	49,818
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.644%, Floor 2.135%)
2.198%(c)	10/01/36	23	23,709
Federal National Mortgage Assoc.
2.000%	03/01/51	17,306	16,111,724
2.500%	08/01/50	843	805,595
2.500%	09/01/50	2,959	2,836,367
2.500%	09/01/50	9,508	9,114,830
2.500%	09/01/50	13,841	13,280,018
2.500%	11/01/50	21,409	20,488,257
2.500%	12/01/51	4,644	4,451,846
2.500%	01/01/52	5,459	5,226,572
3.000%	TBA	36,070	35,280,969
3.000%	11/01/42	12	12,053
3.000%	12/01/42	12	12,175
3.000%	12/01/42	12	12,369
3.000%	12/01/42	23	22,978
3.000%	12/01/42	31	30,303
3.000%	12/01/42	31	31,194
3.000%	12/01/42	41	40,859
3.000%	12/01/42	107	107,148
3.000%	12/01/42	463	462,445
3.000%	01/01/43	7	6,494
3.000%	01/01/43	9	8,852
3.000%	01/01/43	12	11,675
3.000%	01/01/43	12	12,126
3.000%	01/01/43	12	12,132
3.000%	01/01/43	13	13,006
3.000%	01/01/43	13	13,046
3.000%	01/01/43	14	13,553
3.000%	01/01/43	18	18,095
3.000%	01/01/43	22	21,699
3.000%	01/01/43	36	35,827
3.000%	01/01/43	45	44,686

A30

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	01/01/43	59	$58,495
3.000%	01/01/43	121	120,575
3.000%	03/01/43	13	12,611
3.000%	03/01/43	16	15,993
3.000%	03/01/43	115	114,070
3.000%	03/01/43	281	280,147
3.000%	03/01/43	860	858,985
3.000%	04/01/43	32	31,484
3.000%	04/01/43	43	42,799
3.000%	04/01/43	67	67,067
3.000%	04/01/43	126	126,073
3.000%	04/01/43	143	142,914
3.000%	04/01/43	149	149,155
3.000%	04/01/43	1,065	1,063,052
3.000%	05/01/43	49	48,587
3.000%	05/01/43	54	54,085
3.000%	05/01/43	136	136,281
3.000%	05/01/43	262	261,573
3.000%	05/01/43	268	268,105
3.000%	05/01/43	528	527,202
3.000%	03/01/44	659	654,947
3.000%	07/01/49	607	598,170
3.000%	10/01/49	736	725,625
3.000%	07/01/50	516	505,976
3.000%	07/01/50	5,849	5,754,886
3.000%	08/01/50	1,152	1,127,702
3.000%	08/01/50	4,290	4,229,376
3.000%	08/01/51	6,027	5,920,100
3.000%	02/01/52	4,717	4,619,190
3.000%	02/01/52	15,293	14,976,695
3.250%	08/01/34	959	975,107
3.340%	11/01/30	650	666,296
3.500%	TBA	6,720	6,708,373
3.500%	TBA	13,360	13,382,962
3.500%	10/01/32	472	477,588
4.000%	TBA	6,590	6,700,901
4.000%	11/01/45	232	240,765
4.000%	03/01/46	70	72,790
4.000%	03/01/46	76	78,888
4.000%	06/01/46	89	92,587
4.000%	08/01/46	23	23,815
4.000%	10/01/46	31	32,282
4.000%	10/01/46	179	185,359
4.000%	12/01/47	504	521,933
4.000%	01/01/48	1,160	1,202,255
4.000%	02/01/48	332	344,464
4.000%	02/01/48	871	901,534
4.000%	06/01/48	663	687,603
4.000%	06/01/48	756	782,618
4.000%	07/01/48	238	245,472
4.000%	07/01/48	267	275,154
4.000%	07/01/48	383	396,464
4.000%	08/01/48	152	155,768
4.500%	07/01/41	119	122,997
4.500%	04/01/44	558	593,842
4.500%	12/01/44	93	98,725
4.500%	06/01/45	524	554,112
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	08/01/45	57	$60,121
4.500%	10/01/45	126	133,788
4.500%	11/01/45	87	91,903
4.500%	08/01/46	135	143,409
4.500%	07/01/47	1,013	1,063,582
4.500%	07/01/47	1,243	1,305,152
4.500%	11/01/47	620	652,383
4.500%	09/01/48	700	738,137
5.000%	06/01/23	19	19,161
5.000%	06/01/24	15	16,158
5.000%	07/01/25	54	54,665
5.000%	09/01/29	50	52,568
5.000%	02/01/35	126	132,363
5.000%	10/01/39	265	287,314
5.000%	01/01/40	674	732,379
5.000%	10/01/43	—(r)	329
5.000%	05/01/44	141	151,021
5.000%	12/01/44	367	392,913
5.000%	01/01/45	251	267,925
5.000%	06/01/47	25	26,534
5.000%	05/01/48	4	4,562
5.000%	07/01/48	221	233,102
5.000%	11/01/48	3,224	3,457,077
5.000%	02/01/49	7	7,097
5.000%	02/01/49	78	81,747
5.000%	03/01/49	15	15,359
5.000%	11/01/49	95	100,376
5.000%	11/01/49	340	358,599
5.000%	12/01/49	399	420,852
5.000%	01/01/50	393	416,185
5.500%	09/01/23	1	1,083
5.500%	01/01/38	76	82,690
6.000%	01/01/24	14	14,674
6.000%	07/01/24	5	5,539
6.000%	04/01/28	32	34,388
6.000%	05/01/28	26	27,590
6.000%	12/01/32	175	194,006
6.000%	03/01/34	207	228,392
6.000%	04/01/34	23	24,086
6.000%	04/01/35	54	58,720
6.000%	01/01/36	13	14,319
6.000%	08/01/37	58	64,395
6.500%	09/01/22	2	2,033
6.500%	12/01/23	10	10,423
6.500%	09/01/28	32	34,270
6.500%	07/01/36	12	13,275
6.500%	05/01/37	10	11,209
6.500%	07/01/37	14	15,341
6.500%	10/01/38	29	32,032
6.500%	10/01/38	41	45,524
8.000%	12/01/36	287	319,603
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
2.451%(c)	09/01/37	45	45,971
Government National Mortgage Assoc.
3.000%	08/20/51	18,022	17,856,317
3.000%	10/20/51	20,957	20,764,545

A31

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	11/20/51	5,279	$5,229,638
3.500%	TBA	4,010	4,019,398
3.500%	TBA	18,110	18,209,039
4.000%	TBA	3,960	4,022,648
4.000%	02/20/41	3	3,455
4.000%	10/20/41	1	842
4.000%	11/20/41	5	5,409
4.000%	04/20/42	3	2,902
4.000%	10/20/42	2	1,795
4.000%	08/20/43	27	28,207
4.000%	03/20/44	3	2,664
4.000%	05/20/44	3	3,252
4.000%	11/20/44	214	225,149
4.000%	05/20/45	23	23,747
4.000%	06/20/45	318	333,708
4.000%	07/20/45	1,010	1,060,906
4.500%	02/20/50	497	514,702
4.500%	03/20/50	884	915,420
4.500%	04/20/50	1,794	1,864,798
5.000%	07/15/40	133	143,638
5.000%	07/20/49	160	169,391
5.500%	11/15/32	15	15,909
5.500%	11/15/32	23	25,236
5.500%	01/15/33	21	22,147
5.500%	02/15/33	40	43,833
5.500%	03/15/33	23	25,198
5.500%	03/15/33	26	28,167
5.500%	07/15/33	23	24,327
5.500%	07/15/33	30	32,786
5.500%	08/15/33	17	18,388
5.500%	09/15/33	14	14,697
5.500%	04/15/34	20	21,293
5.500%	05/15/34	14	14,976
5.500%	09/15/34	35	38,553
5.500%	09/15/34	159	175,909
5.500%	12/15/34	215	237,524
5.500%	01/15/35	147	162,687
6.000%	08/15/36	838	939,821
6.000%	09/20/36	31	32,604
6.000%	09/20/38	46	50,986
6.500%	10/15/23	2	1,935
6.500%	01/15/33	76	83,830
6.500%	01/20/39	16	16,879
6.500%	10/20/39	69	74,497
6.500%	10/20/39	105	114,622
6.500%	12/20/40	274	297,579
7.000%	10/20/38	123	137,133
7.000%	12/20/38	51	57,717
7.500%	01/20/35	48	50,900
8.000%	05/20/32	196	210,955

Total U.S. Government Agency Obligations (cost $390,009,693)			375,573,265
U.S. Treasury Obligations — 17.8%
U.S. Treasury Bonds
1.125%	08/15/40	15,800	12,378,312
1.250%	05/15/50	2,732	2,039,182
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.375%	11/15/40	8,747	$7,149,306
1.875%	02/15/41	10,436	9,286,409
1.875%	02/15/51	37,770	32,977,931
1.875%	11/15/51(a)	22,270	19,500,169
2.000%	11/15/41	34,840	31,519,312
2.000%	08/15/51	50	45,070
2.250%	02/15/52	1,370	1,313,916
2.375%	02/15/42	1,730	1,669,450
2.375%	05/15/51	100	97,969
2.875%	05/15/43	21,548	22,281,979
3.750%	08/15/41	4,180	4,912,806
U.S. Treasury Notes
0.125%	01/31/23(k)	43,706	43,188,698
0.125%	02/28/23	7,031	6,935,972
0.125%	03/31/23	21,790	21,449,531
0.125%	04/30/23	39,060	38,364,244
0.125%	05/31/23	16,200	15,867,773
0.250%	03/15/24(a)	47,768	45,887,135
0.250%	05/15/24	19,200	18,352,500
0.250%	06/15/24	8,230	7,848,720
0.375%	04/15/24	31,170	29,942,681
0.375%	01/31/26	33,420	30,793,397
0.500%	11/30/23	17,750	17,253,555
0.500%	02/28/26	14,268	13,191,212
0.625%	07/31/26	9,261	8,546,167
0.750%	12/31/23	25,380	24,722,698
0.750%	03/31/26	24,900	23,219,250
0.750%	04/30/26	23,070	21,489,345
0.750%	05/31/26	22,860	21,261,586
0.875%	09/30/26	5,970	5,557,697
1.000%	12/15/24	14,310	13,751,016
1.000%	07/31/28	3,317	3,035,314
1.125%	01/15/25	63,410	61,066,804
1.125%	02/29/28	28,935	26,830,431
1.125%	08/31/28	2,390	2,202,161
1.125%	02/15/31	14,649	13,229,878
1.250%	12/31/26	9,290	8,777,598
1.250%	03/31/28	2,470	2,303,661
1.250%	04/30/28	20,940	19,508,555
1.250%	05/31/28	12,540	11,674,936
1.250%	06/30/28	9,490	8,827,924
1.250%	09/30/28	6,130	5,688,448
1.250%	08/15/31	947	861,030
1.375%	10/31/28	3,700	3,458,922
1.375%	12/31/28(a)	4,120	3,850,912
1.375%	11/15/31	11,110	10,195,161
1.500%	02/29/24	2,840	2,798,842
1.500%	11/30/28	3,270	3,080,442
1.750%	03/15/25	1,880	1,840,344
1.750%	01/31/29	2,560	2,451,600
1.875%	02/28/27(a)	3,490	3,397,024
1.875%	02/28/29	6,760	6,526,569
1.875%	02/15/32(a)	15,470	14,858,452

A32

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.250%	03/31/24	3,590	$3,585,092

Total U.S. Treasury Obligations (cost $810,479,981)			772,845,088

Total Long-Term Investments (cost $3,498,694,643)			3,459,506,477

	Shares
Short-Term Investments — 26.0%
Affiliated Mutual Funds — 23.5%
PGIM Core Ultra Short Bond Fund(wa)	821,003,158	821,003,158
PGIM Institutional Money Market Fund (cost $198,970,074; includes $198,934,841 of cash collateral for securities on loan)(b)(wa)	199,132,728	198,953,509

Total Affiliated Mutual Funds (cost $1,019,973,232)		1,019,956,667

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.1%
Credit Suisse AG
1.100%	02/03/23	1,500	1,487,132
KEB Hana Bank
0.800%	08/15/22	527	525,940
Lloyds Bank Corp. Markets PLC
0.220%	09/15/22	400	397,964
SOFR + 0.670%
0.960%(c)	03/22/23	249	248,936
Natixis Bank
0.620%	01/04/23	576	570,496
Shinhan Bank Co., Ltd.
0.800%	08/12/22	755	753,396
Woori Bank
0.791%	08/02/22	500	498,487

Total Certificates of Deposit (cost $4,506,096)				4,482,351
Commercial Paper(n) — 0.0%
American Electric Power Co., Inc.
0.801%	04/29/22	250	249,814
CDP Financial, Inc.
0.612%	08/01/22	250	249,111
Enel Finance America LLC
0.402%	09/27/22	250	247,850
1.010%	01/24/23	273	268,150
First Abu Dhabi Bank PJSC
0.251%	06/29/22	300	299,302
HSBC USA, Inc.
0.311%	04/01/22	250	249,998
NatWest Markets PLC
0.301%	04/22/22	300	299,857
Royal Bank of Canada
0.482%	09/15/22	250	248,252
0.827%	01/20/23	300	295,398
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(n) (continued)
Societe Generale SA
0.634%	01/04/23	250	$246,264

Total Commercial Paper (cost $2,665,551)			2,653,996
Corporate Bond — 0.0%
Electric
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
1.338%(c)	11/14/22	400,000	399,277
(cost $400,000)
U.S. Treasury Obligations(n) — 2.4%
U.S. Treasury Bills
0.175%	04/12/22	46,500	46,498,011
0.376%	06/09/22	54,840	54,801,662
0.566%	08/11/22(k)	1,480	1,475,511

Total U.S. Treasury Obligations (cost $102,774,991)			102,775,184

Options Purchased*~ — 0.0%
(cost $1,205,594)	493,281

Total Short-Term Investments (cost $1,131,525,464)	1,130,760,756

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—105.7% (cost $4,630,220,107)	4,590,267,233

Option Written*~ — (0.0)%
(premiums received $1,135,125)	(422,813)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—105.7% (cost $4,629,084,982)	4,589,844,420

Liabilities in excess of other assets(z) — (5.7)%	(248,104,050)

Net Assets — 100.0%	$4,341,740,370

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

A33

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABX	Asset-Backed Securities Index
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,080,266 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $194,424,547; cash collateral of $198,934,841 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$127.00		4,510		4,510	$281,875
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$128.00		4,510		4,510	211,406
Total Options Purchased (cost $1,205,594)								$493,281
A34

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$127.50		9,020		9,020	$(422,813)
(premiums received $1,135,125)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,128	10 Year U.S. Treasury Notes	Jun. 2022	$384,353,000	$(11,425,427)
295	20 Year U.S. Treasury Bonds	Jun. 2022	44,268,437	(870,434)
508	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	89,979,500	(1,724,095)
1,602	Mini MSCI EAFE Index	Jun. 2022	171,766,440	8,223,315
1,466	S&P 500 E-Mini Index	Jun. 2022	332,103,975	24,757,764
				18,961,123
Short Positions:
966	2 Year U.S. Treasury Notes	Jun. 2022	204,716,532	1,621,897
277	5 Year U.S. Treasury Notes	Jun. 2022	31,768,438	516,609
102	10 Year U.S. Ultra Treasury Notes	Jun. 2022	13,817,813	(51,146)
3,314	Mini MSCI Emerging Markets Index	Jun. 2022	186,495,350	(15,317,540)
886	Russell 2000 E-Mini Index	Jun. 2022	91,541,520	(4,124,619)
277	S&P Mid Cap 400 E-Mini Index	Jun. 2022	74,490,840	(3,573,867)
				(20,928,666)
				$(1,967,543)
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/22	Australia And New Zealand Banking Group Ltd.	AUD	13,844	$9,930,109	$10,363,036	$432,927	$—
British Pound,
Expiring 04/29/22	Barclays Bank PLC	GBP	753	1,009,192	988,942	—	(20,250)
Expiring 04/29/22	Merrill Lynch International	GBP	8,100	10,941,184	10,638,655	—	(302,529)
Expiring 04/29/22	Merrill Lynch International	GBP	679	889,666	891,916	2,250	—
Expiring 04/29/22	Merrill Lynch International	GBP	554	727,570	728,162	592	—
Expiring 04/29/22	RBC Capital Markets	GBP	1,513	2,027,238	1,986,725	—	(40,513)
Canadian Dollar,
Expiring 04/29/22	Merrill Lynch International	CAD	19,935	15,854,574	15,944,144	89,570	—
Expiring 04/29/22	Merrill Lynch International	CAD	834	654,369	667,392	13,023	—
Expiring 04/29/22	Merrill Lynch International	CAD	757	588,849	605,271	16,422	—
Danish Krone,
Expiring 04/29/22	Merrill Lynch International	DKK	5,216	783,818	776,353	—	(7,465)
Expiring 04/29/22	State Street Bank & Trust Company	DKK	6,144	907,861	914,548	6,687	—
Expiring 04/29/22	State Street Bank & Trust Company	DKK	4,528	674,346	673,938	—	(408)
Euro,
Expiring 04/29/22	Barclays Bank PLC	EUR	3,255	3,546,638	3,603,944	57,306	—
Expiring 04/29/22	Barclays Bank PLC	EUR	2,474	2,813,978	2,739,730	—	(74,248)
Expiring 04/29/22	Merrill Lynch International	EUR	3,707	4,145,254	4,104,029	—	(41,225)
Expiring 04/29/22	Merrill Lynch International	EUR	3,034	3,405,042	3,359,101	—	(45,941)
Expiring 04/29/22	Merrill Lynch International	EUR	1,528	1,684,715	1,691,344	6,629	—
A35

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/29/22	Merrill Lynch International	EUR	740	$829,656	$819,837	$—	$(9,819)
Expiring 04/29/22	State Street Bank & Trust Company	EUR	2,833	3,114,521	3,136,420	21,899	—
Expiring 04/29/22	State Street Bank & Trust Company	EUR	1,698	1,876,492	1,880,085	3,593	—
Expiring 04/29/22	The Toronto-Dominion Bank	EUR	2,505	2,847,891	2,773,232	—	(74,659)
Hong Kong Dollar,
Expiring 04/29/22	Australia And New Zealand Banking Group Ltd.	HKD	32,812	4,214,371	4,189,785	—	(24,586)
Japanese Yen,
Expiring 05/02/22	Merrill Lynch International	JPY	449,353	3,881,649	3,693,471	—	(188,178)
Expiring 05/02/22	The Toronto-Dominion Bank	JPY	3,397,335	29,784,385	27,924,530	—	(1,859,855)
Singapore Dollar,
Expiring 04/29/22	Citibank, N.A.	SGD	2,755	2,030,870	2,032,483	1,613	—
Expiring 04/29/22	RBC Capital Markets	SGD	1,723	1,269,815	1,271,218	1,403	—
Expiring 04/29/22	State Street Bank & Trust Company	SGD	645	476,452	476,115	—	(337)
Swedish Krona,
Expiring 04/29/22	Merrill Lynch International	SEK	11,652	1,243,565	1,239,868	—	(3,697)
Swiss Franc,
Expiring 04/29/22	RBC Capital Markets	CHF	1,687	1,838,170	1,827,764	—	(10,406)
Expiring 04/29/22	RBC Capital Markets	CHF	695	756,247	752,814	—	(3,433)
Expiring 04/29/22	State Street Bank & Trust Company	CHF	9,857	10,735,403	10,677,504	—	(57,899)
				$125,483,890	$123,372,356	653,914	(2,765,448)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/29/22	RBC Capital Markets	GBP	398	$538,324	$522,948	$15,376	$—
Expiring 04/29/22	State Street Bank & Trust Company	GBP	752	1,009,366	987,977	21,389	—
Danish Krone,
Expiring 04/29/22	Barclays Bank PLC	DKK	6,249	952,615	930,129	22,486	—
Expiring 04/29/22	Merrill Lynch International	DKK	77,480	11,775,396	11,532,558	242,838	—
Expiring 04/29/22	State Street Bank & Trust Company	DKK	4,139	613,558	616,077	—	(2,519)
Expiring 04/29/22	State Street Bank & Trust Company	DKK	3,992	596,390	594,139	2,251	—
Euro,
Expiring 04/29/22	Barclays Bank PLC	EUR	4,451	5,049,495	4,927,823	121,672	—
Expiring 04/29/22	Merrill Lynch International	EUR	34,164	38,637,850	37,825,951	811,899	—
Expiring 04/29/22	Merrill Lynch International	EUR	2,731	3,019,456	3,024,194	—	(4,738)
Expiring 04/29/22	RBC Capital Markets	EUR	2,717	3,033,458	3,008,089	25,369	—
Expiring 04/29/22	RBC Capital Markets	EUR	2,199	2,457,886	2,434,275	23,611	—
Expiring 04/29/22	RBC Capital Markets	EUR	1,863	2,032,888	2,062,770	—	(29,882)
Expiring 04/29/22	RBC Capital Markets	EUR	940	1,038,620	1,040,375	—	(1,755)
Expiring 04/29/22	State Street Bank & Trust Company	EUR	2,744	3,082,905	3,037,873	45,032	—
Expiring 04/29/22	State Street Bank & Trust Company	EUR	688	783,943	762,217	21,726	—
Expiring 04/29/22	State Street Bank & Trust Company	EUR	657	746,861	727,088	19,773	—
Japanese Yen,
Expiring 05/02/22	RBC Capital Markets	JPY	425,391	3,695,192	3,496,518	198,674	—
Expiring 05/02/22	RBC Capital Markets	JPY	274,876	2,372,839	2,259,351	113,488	—
Expiring 05/02/22	RBC Capital Markets	JPY	95,366	827,207	783,866	43,341	—
Expiring 05/02/22	State Street Bank & Trust Company	JPY	324,500	2,815,197	2,667,244	147,953	—
Expiring 05/02/22	State Street Bank & Trust Company	JPY	181,754	1,556,202	1,493,931	62,271	—
Expiring 05/02/22	State Street Bank & Trust Company	JPY	84,799	746,805	697,012	49,793	—
Singapore Dollar,
Expiring 04/29/22	Barclays Bank PLC	SGD	799	593,554	589,763	3,791	—
A36

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 04/29/22	State Street Bank & Trust Company	SGD	7,993	$5,943,883	$5,896,815	$47,068	$—
Swedish Krona,
Expiring 04/29/22	Merrill Lynch International	SEK	33,918	3,670,767	3,609,274	61,493	—
Expiring 04/29/22	RBC Capital Markets	SEK	6,813	685,474	724,978	—	(39,504)
				$98,276,131	$96,253,235	2,101,294	(78,398)
						$2,755,208	$(2,843,846)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$(598)	$—	$(598)	Barclays Bank PLC
ABX.HE.AAA	05/25/46	0.110%(Q)	170	(535)	—	(535)	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110%(Q)	150	(472)	—	(472)	Bank of America, N.A.
ABX.HE.AAA	05/25/46	0.110%(Q)	90	(283)	—	(283)	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110%(M)	70	(220)	—	(220)	Bank of America, N.A.
CMBX.NA.BBB-	02/17/51	5.000%(M)	350	61	—	61	Citibank, N.A.
				$(2,047)	$—	$(2,047)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A37